Schedule of Investments (unaudited) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28 (Call 07/01/28)(a)	$2,779	$3,043,374
4.75%, 03/30/30 (Call 12/30/29)	150	168,195
Omnicom Group Inc., 2.45%, 04/30/30 (Call 01/30/30)	2,000	1,868,580
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)(a)	3,495	3,792,826

		8,872,975

Aerospace & Defense — 1.9%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	300	302,569
BAE Systems Holdings Inc., 3.85%, 12/15/25 (Call 09/15/25)(a)(b)	5,765	6,328,480
BAE Systems PLC, 3.40%, 04/15/30 (Call 01/15/30)(b)	6,675	7,246,053
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)(a)	2,799	2,604,105
2.60%, 10/30/25 (Call 07/30/25)	2,484	2,376,758
2.70%, 02/01/27 (Call 12/01/26)(a)	2,831	2,636,386
2.80%, 03/01/27 (Call 12/01/26)	1,080	1,006,213
2.95%, 02/01/30 (Call 11/01/29)	2,500	2,337,979
3.10%, 05/01/26 (Call 03/01/26)(a)	2,955	2,872,379
3.20%, 03/01/29 (Call 12/01/28)	3,265	3,085,663
3.25%, 03/01/28 (Call 12/01/27)(a)	2,275	2,157,488
3.45%, 11/01/28 (Call 08/01/28)(a)	3,076	2,912,970
5.04%, 05/01/27 (Call 03/01/27)	7,500	7,964,575
5.15%, 05/01/30 (Call 02/01/30)	10,060	10,780,081
General Dynamics Corp.
2.13%, 08/15/26 (Call 05/15/26)	2,222	2,367,834
2.63%, 11/15/27 (Call 08/15/27)	2,875	3,056,639
3.63%, 04/01/30 (Call 01/01/30)	5,261	6,105,426
3.75%, 05/15/28 (Call 02/15/28)	3,006	3,471,586
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	1,935	1,991,963
4.70%, 08/15/25 (Call 05/15/25)	1,020	1,067,109
L3Harris Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	2,157	2,419,906
4.40%, 06/15/28 (Call 03/15/28)	9,610	11,125,509
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	130	133,115
3.55%, 01/15/26 (Call 10/15/25)	12,246	13,980,749
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	6,449	7,071,488
3.25%, 01/15/28 (Call 10/15/27)	7,645	8,472,444
4.40%, 05/01/30 (Call 02/01/30)	75	90,695
Northrop Grumman Systems Corp., 7.88%, 03/01/26	100	134,253
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	1,640	1,681,405
3.13%, 05/04/27 (Call 02/04/27)(a)	9,307	10,353,461
3.95%, 08/16/25 (Call 06/16/25)	8,830	10,088,042
4.13%, 11/16/28 (Call 08/16/28)	10,287	11,935,186
6.70%, 08/01/28	767	1,025,665
7.50%, 09/15/29	175	250,188
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	6,303	6,786,251
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(b)	4,748	4,537,568

		162,758,181

Agriculture — 1.3%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	3,237	3,383,412
3.40%, 05/06/30 (Call 02/06/30)(a)	1,166	1,230,718
4.40%, 02/14/26 (Call 12/14/25)(a)	4,872	5,570,189

Security	Par (000)	Value

Agriculture (continued)
4.80%, 02/14/29 (Call 11/14/28)(a)	$11,359	$13,099,354
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	4,449	4,782,362
3.25%, 03/27/30 (Call 12/27/29)	2,722	3,078,440
BAT Capital Corp.
3.22%, 09/06/26 (Call 07/06/26)	645	671,456
3.46%, 09/06/29 (Call 06/06/29)(a)	4,595	4,726,463
3.56%, 08/15/27 (Call 05/15/27)	12,283	12,911,207
4.70%, 04/02/27 (Call 02/02/27)	5,765	6,450,611
4.91%, 04/02/30 (Call 01/02/30)	930	1,063,661
BAT International Finance PLC, 3.95%, 06/15/25(b)	3,368	3,642,670
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)(a)	4,189	4,217,389
3.75%, 09/25/27 (Call 06/25/27)	1,650	1,657,962
Cargill Inc.
2.13%, 04/23/30 (Call 01/23/30)(b)	3,750	3,815,424
3.25%, 05/23/29 (Call 02/23/29)(b)	1,020	1,129,729
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(a)(b)	5,155	5,285,984
3.88%, 07/26/29 (Call 04/26/29)(a)(b)	2,890	2,974,951
4.25%, 07/21/25 (Call 04/21/25)(b)	5,615	5,947,961
Philip Morris International Inc.
2.10%, 05/01/30 (Call 02/01/30)	125	125,833
2.75%, 02/25/26 (Call 11/25/25)	1,747	1,885,091
3.13%, 08/17/27 (Call 05/17/27)	2,927	3,182,080
3.13%, 03/02/28 (Call 12/02/27)	1,968	2,168,248
3.38%, 08/11/25 (Call 05/11/25)(a)	2,549	2,813,313
3.38%, 08/15/29 (Call 05/15/29)(a)	2,994	3,357,196
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	7,021	7,755,348

		106,927,052

Airlines — 0.0%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	2,313	1,920,640
3.00%, 11/15/26 (Call 08/15/26)	934	863,146
3.45%, 11/16/27 (Call 08/16/27)	715	645,287

		3,429,073

Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	4,330	4,731,086
2.75%, 03/27/27 (Call 01/27/27)	6,570	7,189,393
2.85%, 03/27/30 (Call 12/27/29)	3,999	4,449,541
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	1,670	1,760,370
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(a)	3,428	2,843,211
VF Corp.
2.80%, 04/23/27 (Call 02/23/27)	838	870,810
2.95%, 04/23/30 (Call 01/23/30)	2,711	2,829,323

		24,673,734

Auto Manufacturers — 1.3%
American Honda Finance Corp.
2.30%, 09/09/26	3,291	3,364,532
2.35%, 01/08/27	1,300	1,330,068
3.50%, 02/15/28(a)	2,843	3,041,634
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	1,300	1,296,071
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	5,712	5,885,882
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	2,205	2,374,707
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	2,580	2,747,162
3.95%, 08/14/28 (Call 05/14/28)(b)	2,600	2,812,121
4.15%, 04/09/30 (Call 01/09/30)(b)	5,599	6,266,290

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Daimler Finance North America LLC
2.63%, 03/10/30(b)	$1,215	$1,146,898
3.10%, 08/15/29(a)(b)	3,345	3,219,663
3.45%, 01/06/27(b)	2,384	2,414,830
3.50%, 08/03/25(a)(b)	400	412,466
3.75%, 02/22/28(b)	4,470	4,621,279
4.30%, 02/22/29(a)(b)	1,676	1,778,123
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	2,147	2,112,940
5.00%, 10/01/28 (Call 07/01/28)(a)	2,626	2,741,194
6.13%, 10/01/25 (Call 09/01/25)	819	893,652
6.80%, 10/01/27 (Call 08/01/27)	2,500	2,854,783
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	2,876	2,784,642
4.00%, 10/06/26 (Call 07/06/26)	3,074	3,064,867
4.30%, 07/13/25 (Call 04/13/25)	3,150	3,211,683
4.35%, 01/17/27 (Call 10/17/26)	5,979	5,981,092
5.25%, 03/01/26 (Call 12/01/25)(a)	2,860	2,990,639
5.65%, 01/17/29 (Call 10/17/28)	1,246	1,356,187
Hyundai Capital America
2.75%, 09/27/26(a)(b)	1,183	1,122,353
3.00%, 02/10/27 (Call 12/10/26)(b)	2,833	2,639,067
3.50%, 11/02/26 (Call 09/02/26)(b)	3,280	3,204,614
6.38%, 04/08/30 (Call 01/08/30)(b)	2,500	2,775,299
Kia Motors Corp., 3.50%, 10/25/27(a)(b)	1,750	1,769,561
Toyota Motor Corp.
2.76%, 07/02/29(a)	1,692	1,837,046
3.67%, 07/20/28(a)	2,618	2,978,317
Toyota Motor Credit Corp.
2.15%, 02/13/30	2,000	2,033,119
3.05%, 01/11/28	1,505	1,604,058
3.20%, 01/11/27(a)	3,644	3,976,998
3.38%, 04/01/30	5,502	6,182,631
3.65%, 01/08/29	1,742	1,969,038
Volkswagen Group of America Finance LLC
3.20%, 09/26/26 (Call 07/26/26)(b)	3,180	3,258,057
3.75%, 05/13/30(b)	675	715,249
4.75%, 11/13/28(b)	6,601	7,444,439

		114,213,251

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)(a)	2,269	2,391,570
4.35%, 03/15/29 (Call 12/15/28)(a)	1,627	1,610,875
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)(a)	3,125	2,999,333
4.25%, 05/15/29 (Call 02/15/29)	1,785	1,761,526
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25) .	3,057	3,387,927
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(a)(b)	450	492,154

		12,643,385

Banks — 23.0%
ABN AMRO Bank NV
4.75%, 07/28/25(b)	6,337	6,850,766
4.80%, 04/18/26(b)	3,670	3,987,969
ANZ New Zealand Int’l Ltd./London
2.55%, 02/13/30(b)	2,700	2,790,559
3.45%, 07/17/27(b)	3,450	3,769,127
3.45%, 01/21/28(b)	375	414,215

Security	Par (000)	Value

Banks (continued)
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(a)(b)(c)	$5,250	$5,274,116
4.40%, 05/19/26(a)(b)	6,113	6,686,843
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	471	531,730
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(b)	235	228,834
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	350	360,274
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(b)	1,000	1,027,280
Banco Inbursa SA Institucion De Banca Multiple Grupo
Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(b)	2,960	2,930,992
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 10/01/28 (Call 10/01/23)(a)(b)(c)	4,550	4,493,125
Banco Santander SA
3.31%, 06/27/29	4,652	4,899,792
3.49%, 05/28/30	400	408,554
3.80%, 02/23/28	2,979	3,132,361
4.25%, 04/11/27	6,128	6,632,379
4.38%, 04/12/28	3,047	3,332,775
5.18%, 11/19/25	6,175	6,829,453
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(b)(c)	7,215	6,805,552
4.45%, 09/19/28(b)	1,000	1,103,137
Bank of America Corp.
2.50%, 02/13/31 (Call 02/13/30)(c)	17,351	17,646,834
2.59%, 04/29/31 (Call 04/29/30)(c)	785	805,288
2.88%, 10/22/30 (Call 10/22/29)(c)	5,274	5,544,050
3.19%, 07/23/30 (Call 07/23/29)(c)	10,709	11,543,712
3.25%, 10/21/27 (Call 10/21/26)(a)	8,049	8,796,685
3.42%, 12/20/28 (Call 12/20/27)(c)	22,516	24,509,441
3.50%, 04/19/26	9,961	11,035,208
3.56%, 04/23/27 (Call 04/23/26)(c)	10,819	11,917,928
3.59%, 07/21/28 (Call 07/21/27)(c)	8,772	9,652,146
3.71%, 04/24/28 (Call 04/24/27)(c)	9,834	10,866,568
3.82%, 01/20/28 (Call 01/20/27)(c)	11,439	12,709,157
3.88%, 08/01/25	6,995	7,831,847
3.97%, 03/05/29 (Call 03/05/28)(c)	9,898	11,184,835
3.97%, 02/07/30 (Call 02/07/29)(c)	9,824	11,162,992
4.25%, 10/22/26	7,116	7,997,926
4.27%, 07/23/29 (Call 07/23/28)(a)(c)	12,202	14,106,398
4.45%, 03/03/26(a)	7,941	8,913,429
6.22%, 09/15/26(a)	200	241,042
Series L, 4.18%, 11/25/27 (Call 11/25/26)	8,665	9,717,390
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)(c)	5,312	5,536,857
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	3,319	3,574,960
2.80%, 05/04/26 (Call 02/04/26)(a)	3,043	3,347,046
3.00%, 10/30/28 (Call 07/30/28)	314	338,141
3.25%, 05/16/27 (Call 02/16/27)(a)	1,733	1,935,889
3.30%, 08/23/29 (Call 05/23/29)	3,640	4,018,471
3.40%, 01/29/28 (Call 10/29/27)	4,268	4,861,567
3.44%, 02/07/28 (Call 02/07/27)(a)(c)	3,684	4,109,220
3.85%, 04/28/28(a)	3,759	4,479,659
3.95%, 11/18/25 (Call 10/18/25)(a)	1,670	1,924,076
Bank of Nova Scotia (The)
2.70%, 08/03/26	5,342	5,708,180
4.50%, 12/16/25	5,251	5,870,510
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	791	849,421
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	7,559	8,229,456

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.38%, 01/12/26(a)	$9,069	$9,974,449
4.84%, 05/09/28 (Call 05/07/27)(a)	6,061	6,539,460
4.97%, 05/16/29 (Call 05/16/28)(a)(c)	10,540	12,084,412
5.09%, 06/20/30 (Call 06/20/29)(a)(c)	4,802	5,354,116
5.20%, 05/12/26	4,028	4,421,536
BNP Paribas SA
3.50%, 11/16/27(a)(b)	5,919	6,217,256
4.38%, 09/28/25(b)	1,060	1,137,379
4.38%, 05/12/26(b)	6,065	6,562,863
4.38%, 03/01/33 (Call 03/01/28)(a)(b)(c)	4,140	4,537,899
4.40%, 08/14/28(a)(b)	8,360	9,547,883
4.63%, 03/13/27(a)(b)	7,025	7,689,833
5.20%, 01/10/30 (Call 01/10/29)(a)(b)(c)	4,070	4,874,289
BPCE SA
2.70%, 10/01/29(b)	4,000	4,202,726
3.25%, 01/11/28(b)	4,140	4,432,015
3.38%, 12/02/26	2,161	2,368,918
3.50%, 10/23/27(a)(b)	5,850	6,176,376
4.63%, 09/12/28(a)(b)	2,580	2,920,741
4.88%, 04/01/26(a)(b)	1,265	1,404,494
Citigroup Inc.
2.57%, 06/03/31 (Call 06/03/30)(c)	5,000	5,004,687
2.67%, 01/29/31 (Call 01/29/30)(c)	8,320	8,426,896
2.98%, 11/05/30 (Call 11/05/29)(c)	8,563	8,890,360
3.20%, 10/21/26 (Call 07/21/26)	12,035	12,843,983
3.40%, 05/01/26	8,157	8,846,491
3.52%, 10/27/28 (Call 10/27/27)(a)(c)	9,648	10,455,874
3.67%, 07/24/28 (Call 07/24/27)(c)	10,550	11,499,290
3.70%, 01/12/26(a)	9,274	10,159,432
3.89%, 01/10/28 (Call 01/10/27)(c)	11,007	12,074,223
3.98%, 03/20/30 (Call 03/20/29)(a)(c)	9,158	10,265,856
4.08%, 04/23/29 (Call 04/23/28)(c)	7,639	8,572,372
4.13%, 07/25/28(a)	5,285	5,797,456
4.30%, 11/20/26	4,257	4,740,994
4.40%, 06/10/25	5,269	5,812,450
4.41%, 03/31/31 (Call 03/31/30)(c)	8,722	10,067,687
4.45%, 09/29/27	15,758	17,544,327
4.60%, 03/09/26(a)	7,294	8,171,691
5.50%, 09/13/25	6,166	7,197,442
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	3,100	3,373,311
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	2,156	2,065,514
2.85%, 07/27/26 (Call 04/27/26)	824	852,267
3.25%, 04/30/30 (Call 01/30/30)	75	77,033
4.30%, 12/03/25 (Call 11/03/25)	1,535	1,675,995
Comerica Bank, 4.00%, 07/27/25	875	926,755
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	2,901	3,140,346
Commonwealth Bank of Australia
2.63%, 09/06/26(b)	2,180	2,318,271
2.85%, 05/18/26(a)(b)	3,820	4,103,649
3.15%, 09/19/27(b)	125	134,587
3.61%, 09/12/34 (Call 09/12/29)(b)(c)	7,801	8,074,473
3.90%, 03/16/28(a)(b)	6,305	7,143,333
Cooperatieve Rabobank UA
3.75%, 07/21/26(a)	4,490	4,880,414
4.38%, 08/04/25(a)	5,240	5,788,184
Credit Agricole SA
3.25%, 01/14/30(b)	3,530	3,660,843
4.00%, 01/10/33 (Call 01/10/28)(b)(c)	8,040	8,670,031

Security	Par (000)	Value

Banks (continued)
Credit Agricole SA/London, 4.13%, 01/10/27(a)(b)	$5,350	$5,934,568
Credit Suisse Group AG
3.87%, 01/12/29 (Call 01/12/28)(a)(b)(c)	6,431	6,938,173
4.19%, 04/01/31 (Call 04/01/30)(b)(c)	2,500	2,771,500
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	7,680	8,374,240
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26	6,018	6,824,768
Danske Bank A/S, 4.38%, 06/12/28(a)(b)	2,822	3,005,961
Deutsche Bank AG, 4.10%, 01/13/26	1,453	1,500,031
Deutsche Bank AG/New York NY, 4.10%, 01/13/26(a)	2,210	2,247,565
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	2,576	2,428,830
3.45%, 07/27/26 (Call 04/27/26)	1,965	2,017,001
4.25%, 03/13/26	250	267,192
4.65%, 09/13/28 (Call 06/13/28)	3,843	4,195,966
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	140	145,675
3.95%, 03/14/28 (Call 02/14/28)	2,343	2,597,365
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	995	1,029,799
3.85%, 03/15/26 (Call 02/15/26)(a)	5,747	6,297,584
3.95%, 07/28/25 (Call 06/28/25)(a)	1,872	2,116,990
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	100	101,711
Global Bank Corp., 5.25%, 04/16/29 (Call 04/16/28)(b)(c)	1,859	1,821,820
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)(a)	7,473	7,545,247
3.50%, 11/16/26 (Call 11/16/25)	10,593	11,418,134
3.69%, 06/05/28 (Call 06/05/27)(c)	9,587	10,498,727
3.75%, 02/25/26 (Call 11/25/25)	7,501	8,224,351
3.80%, 03/15/30 (Call 12/15/29)	7,717	8,560,237
3.81%, 04/23/29 (Call 04/23/28)(c)	10,707	11,787,672
3.85%, 01/26/27 (Call 01/26/26)	12,845	14,130,809
4.22%, 05/01/29 (Call 05/01/28)(c)	12,508	14,090,582
4.25%, 10/21/25	7,662	8,493,721
5.95%, 01/15/27	2,093	2,557,682
HSBC Holdings PLC
3.90%, 05/25/26(a)	11,456	12,583,359
3.97%, 05/22/30 (Call 05/22/29)(c)	9,702	10,585,398
4.04%, 03/13/28 (Call 03/13/27)(c)	8,400	9,137,730
4.25%, 08/18/25(a)	5,794	6,230,121
4.29%, 09/12/26 (Call 09/12/25)(a)(c)	2,571	2,841,755
4.30%, 03/08/26(a)	17,959	20,103,812
4.38%, 11/23/26	5,171	5,658,723
4.58%, 06/19/29 (Call 06/19/28)(c)	10,093	11,455,854
4.95%, 03/31/30(a)	10,925	12,904,685
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	4,413	4,347,692
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	2,740	2,737,504
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	7,665	8,516,078
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	1,649	1,803,844
ING Groep NV
3.95%, 03/29/27(a)	6,084	6,762,004
4.05%, 04/09/29(a)	5,242	5,890,182
4.55%, 10/02/28	4,128	4,829,774
4.63%, 01/06/26(a)(b)	4,442	5,116,491
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	1,770	1,764,762
3.88%, 01/12/28(b)	445	444,847

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
2.18%, 06/01/28 (Call 06/01/27)(c)	$1,920	$1,933,234
2.52%, 04/22/31 (Call 04/22/30)(c)	15,000	15,311,790
2.74%, 10/15/30 (Call 10/15/29)(c)	15,683	16,258,732
2.95%, 10/01/26 (Call 07/01/26)(a)	11,507	12,406,022
2.96%, 05/13/31 (Call 05/13/30)(c)	10,075	10,395,676
3.20%, 06/15/26 (Call 03/15/26)	7,678	8,378,102
3.30%, 04/01/26 (Call 01/01/26)(a)	6,999	7,654,959
3.51%, 01/23/29 (Call 01/23/28)(c)	9,321	10,179,160
3.54%, 05/01/28 (Call 05/01/27)(c)	8,479	9,276,258
3.63%, 12/01/27 (Call 12/01/26)	5,507	6,015,155
3.70%, 05/06/30 (Call 05/06/29)(c)	10,494	11,677,704
3.78%, 02/01/28 (Call 02/01/27)(c)	10,281	11,362,949
3.90%, 07/15/25 (Call 04/15/25)	3,610	4,046,639
3.96%, 01/29/27 (Call 01/29/26)(c)	8,053	8,966,465
4.01%, 04/23/29 (Call 04/23/28)(c)	9,993	11,283,957
4.13%, 12/15/26	5,749	6,580,096
4.20%, 07/23/29 (Call 07/23/28)(c)	11,172	12,783,314
4.25%, 10/01/27	4,535	5,154,068
4.45%, 12/05/29 (Call 12/05/28)(a)(c)	8,627	10,102,069
4.49%, 03/24/31 (Call 03/24/30)(c)	5,225	6,207,641
7.63%, 10/15/26	1,710	2,242,260
8.00%, 04/29/27(a)	1,658	2,233,207
KeyBank N.A./Cleveland OH
3.30%, 06/01/25	2,575	2,828,078
3.40%, 05/20/26	2,663	2,848,750
3.90%, 04/13/29 (Call 03/13/29)	2,350	2,535,644
6.95%, 02/01/28(a)	395	498,180
KeyCorp
2.25%, 04/06/27	3,111	3,111,913
2.55%, 10/01/29	2,207	2,179,492
4.10%, 04/30/28	3,923	4,390,606
4.15%, 10/29/25	3,373	3,774,893
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27)(c)	6,134	6,524,796
3.75%, 01/11/27(a)	6,856	7,333,441
4.38%, 03/22/28	4,901	5,506,896
4.55%, 08/16/28(a)	3,970	4,537,322
4.58%, 12/10/25	7,449	8,093,960
4.65%, 03/24/26(a)	4,897	5,378,615
Macquarie Bank Ltd., 4.88%, 06/10/25(b)	1,370	1,485,168
Macquarie Group Ltd.
3.76%, 11/28/28 (Call 11/28/27)(a)(b)(c)	3,484	3,654,542
4.65%, 03/27/29 (Call 03/27/28)(a)(b)(c)	3,585	3,997,352
5.03%, 01/15/30 (Call 01/15/29)(b)(c)	3,951	4,509,963
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	1,445	1,568,273
Mitsubishi UFJ Financial Group Inc.
2.56%, 02/25/30	4,935	5,072,687
2.76%, 09/13/26(a)	4,947	5,243,242
3.20%, 07/18/29	7,587	8,172,081
3.29%, 07/25/27	3,731	4,039,803
3.68%, 02/22/27	4,912	5,408,881
3.74%, 03/07/29	4,157	4,648,335
3.85%, 03/01/26	9,374	10,409,251
3.96%, 03/02/28	5,637	6,337,232
4.05%, 09/11/28	1,981	2,283,608
Mizuho Financial Group Inc.
2.23%, 05/25/26 (Call 05/25/25)(c)	175	177,591
2.59%, 05/25/31 (Call 05/25/30)(c)	4,625	4,691,204
2.84%, 09/13/26	2,035	2,139,895

Security	Par (000)	Value

Banks (continued)
2.87%, 09/13/30 (Call 09/13/29)(c)	$5,614	$5,855,615
3.15%, 07/16/30 (Call 07/16/29)(c)	525	559,232
3.17%, 09/11/27	6,397	6,719,967
3.48%, 04/12/26(b)	5,798	6,274,248
3.66%, 02/28/27	2,325	2,520,378
4.02%, 03/05/28(a)	5,158	5,777,694
4.25%, 09/11/29 (Call 09/11/28)(c)	2,240	2,550,540
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30)(c)	10,477	10,812,461
3.13%, 07/27/26(a)	11,769	12,795,084
3.59%, 07/22/28 (Call 07/22/27)(c)	9,378	10,311,418
3.62%, 04/01/31 (Call 04/01/30)(c)	9,520	10,579,812
3.63%, 01/20/27	13,940	15,460,346
3.77%, 01/24/29 (Call 01/24/28)(c)	11,026	12,299,659
3.88%, 01/27/26(a)	12,378	13,913,322
3.95%, 04/23/27(a)	9,406	10,501,640
4.00%, 07/23/25	8,943	10,007,506
4.35%, 09/08/26	8,862	9,999,863
4.43%, 01/23/30 (Call 01/23/29)(a)(c)	11,646	13,609,457
5.00%, 11/24/25	7,087	8,163,065
6.25%, 08/09/26(a)	2,334	2,937,194
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	637	670,201
National Australia Bank Ltd.
3.50%, 01/10/27(a)(b)	3,395	3,743,365
3.93%, 08/02/34 (Call 08/02/29)(b)(c)	5,704	6,049,655
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,525	5,837,906
3.38%, 01/14/26(a)	4,307	4,737,863
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(b)(c)(d) .	3,000	2,740,680
Nordea Bank Abp, 4.63%, 09/13/33 (Call 09/13/28)(b)(c)	2,581	2,823,515
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	169	173,556
3.15%, 05/03/29 (Call 02/03/29)	2,588	2,836,287
3.38%, 05/08/32 (Call 05/08/27)(c)	100	104,904
3.65%, 08/03/28 (Call 05/03/28)	2,540	2,865,918
3.95%, 10/30/25(a)	4,060	4,652,003
PNC Bank N.A.
2.70%, 10/22/29	1,841	1,938,347
3.10%, 10/25/27 (Call 09/25/27)(a)	2,658	2,925,345
3.25%, 06/01/25 (Call 05/02/25)	2,021	2,221,649
3.25%, 01/22/28 (Call 12/23/27)(a)	4,931	5,469,852
4.05%, 07/26/28	6,072	6,975,792
4.20%, 11/01/25 (Call 10/02/25)	1,582	1,822,583
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	10,496	11,169,428
2.60%, 07/23/26 (Call 05/23/26)(a)	2,520	2,720,544
3.15%, 05/19/27 (Call 04/19/27)	1,702	1,877,334
3.45%, 04/23/29 (Call 01/23/29)(a)	3,833	4,319,324
Royal Bank of Canada, 4.65%, 01/27/26(a)	5,661	6,501,242
Royal Bank of Scotland Group PLC
3.07%, 05/22/28 (Call 05/22/27)(c)	2,515	2,576,560
4.45%, 05/08/30 (Call 05/08/29)(c)	3,238	3,658,238
4.80%, 04/05/26(a)	6,962	7,797,371
4.89%, 05/18/29 (Call 05/18/28)(a)(c)	8,082	9,260,662
5.08%, 01/27/30 (Call 01/27/29)(c)	4,853	5,685,736
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	4,074	4,097,381
4.40%, 07/13/27 (Call 04/14/27)	5,063	5,330,316
4.50%, 07/17/25 (Call 04/17/25)	1,670	1,793,835

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Santander UK Group Holdings PLC
3.82%, 11/03/28 (Call 11/03/27)(a)(c)	$4,676	$5,012,953
4.75%, 09/15/25(b)	4,568	4,825,535
Shinhan Bank Co. Ltd., 4.00%, 04/23/29(b)	4,250	4,491,570
Societe Generale SA
3.00%, 01/22/30(a)(b)	7,462	7,458,917
4.00%, 01/12/27(a)(b)	5,225	5,598,510
4.25%, 08/19/26(a)(b)	1,408	1,472,160
4.75%, 11/24/25(b)	2,224	2,360,678
4.75%, 09/14/28(a)(b)	1,915	2,195,973
Standard Chartered PLC
4.05%, 04/12/26(b)	8,370	8,970,414
4.30%, 02/19/27(a)(b)	1,347	1,386,274
4.31%, 05/21/30 (Call 05/21/29)(a)(b)(c)	5,450	5,929,112
4.64%, 04/01/31 (Call 04/01/30)(b)(c)	5,827	6,498,310
4.87%, 03/15/33 (Call 03/15/28)(a)(b)(c)	2,850	3,033,716
State Street Corp.
2.40%, 01/24/30(a)	3,531	3,750,077
2.65%, 05/19/26(a)	4,990	5,390,731
3.15%, 03/30/31 (Call 03/30/30)(b)(c)	200	221,604
3.55%, 08/18/25(a)	3,637	4,104,326
4.14%, 12/03/29 (Call 12/03/28)(c)	1,325	1,563,123
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	8,603	9,069,587
2.72%, 09/27/29(a)	2,295	2,389,216
2.75%, 01/15/30	5,675	5,914,710
3.01%, 10/19/26	4,074	4,385,659
3.04%, 07/16/29	10,407	11,055,526
3.20%, 09/17/29	1,955	2,037,198
3.35%, 10/18/27	2,597	2,806,272
3.36%, 07/12/27	7,820	8,402,740
3.45%, 01/11/27	5,717	6,160,960
3.54%, 01/17/28	3,689	4,037,447
3.78%, 03/09/26	2,570	2,883,502
3.94%, 07/19/28	2,982	3,382,697
4.31%, 10/16/28(a)	2,829	3,259,497
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(a)(c)	3,792	4,125,300
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	6,688	6,599,752
3.30%, 05/15/26 (Call 04/15/26)	3,441	3,683,833
3.63%, 09/16/25 (Call 08/16/25)	4,207	4,607,328
3.80%, 10/30/26 (Call 09/30/26)	2,175	2,398,436
4.05%, 11/03/25 (Call 09/03/25)	1,905	2,163,942
Truist Financial Corp.
3.70%, 06/05/25 (Call 05/05/25)	5,445	6,084,483
3.88%, 03/19/29 (Call 02/16/29)(a)	1,765	1,925,294
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)	3,668	3,973,296
3.10%, 04/27/26 (Call 03/27/26)	4,253	4,624,176
3.90%, 04/26/28 (Call 03/24/28)(a)	4,071	4,782,281
3.95%, 11/17/25 (Call 10/17/25)	631	726,869
Series V, 2.38%, 07/22/26 (Call 06/22/26)	3,261	3,482,733
Series X, 3.15%, 04/27/27 (Call 03/27/27)	6,369	7,043,628
UBS Group AG
3.13%, 08/13/30 (Call 08/13/29)(a)(b)(c)	5,393	5,689,743
4.13%, 09/24/25(a)(b)	9,182	10,207,811
4.13%, 04/15/26(b)	8,191	9,169,625
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	7,333	8,207,617

Security	Par (000)	Value

Banks (continued)
Wachovia Corp.
6.61%, 10/01/25	$400	$474,638
7.57%, 08/01/26(a)(e)	1,155	1,456,565
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	1,566	1,678,059
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27)(c)	5,000	5,043,408
2.57%, 02/11/31 (Call 02/11/30)(a)(c)	7,055	7,105,565
2.88%, 10/30/30 (Call 10/30/29)(c)	12,249	12,721,912
3.00%, 02/19/25	418	446,877
3.00%, 04/22/26(a)	14,410	15,401,977
3.00%, 10/23/26(a)	12,967	13,829,193
3.20%, 06/17/27 (Call 06/17/26)(c)	9,822	10,453,603
3.55%, 09/29/25	10,482	11,459,453
3.58%, 05/22/28 (Call 05/22/27)(c)	12,062	13,081,939
4.10%, 06/03/26	10,687	11,704,942
4.15%, 01/24/29 (Call 10/24/28)(a)	8,901	10,137,767
4.30%, 07/22/27(a)	9,271	10,425,968
4.48%, 04/04/31 (Call 04/04/30)(c)	10,164	11,924,485
Westpac Banking Corp.
2.65%, 01/16/30(a)	1,665	1,774,815
2.70%, 08/19/26	1,402	1,512,569
2.85%, 05/13/26	4,482	4,869,824
3.35%, 03/08/27(a)	3,657	4,087,772
3.40%, 01/25/28(a)	4,264	4,736,815
4.11%, 07/24/34 (Call 07/24/29)(c)	10,649	11,468,545
4.32%, 11/23/31 (Call 11/23/26)(c)	1,364	1,490,712
Wintrust Financial Corp., 4.85%, 06/06/29	408	424,754
Woori Bank, 5.13%, 08/06/28(b)	1,000	1,114,274
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	2,730	2,601,281

		1,960,627,737

Beverages — 2.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	16,460	18,248,091
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)(a)	3,935	4,331,208
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)(a)	11,611	13,158,997
4.75%, 01/23/29 (Call 10/23/28)	13,803	16,309,578
Bacardi Ltd., 4.70%, 05/15/28 (Call 02/15/28)(b)	3,968	4,371,319
Coca-Cola Co. (The)
1.45%, 06/01/27	150	152,511
2.13%, 09/06/29	2,817	2,962,233
2.25%, 09/01/26(a)	6,480	6,994,459
2.55%, 06/01/26	2,497	2,742,398
2.88%, 10/27/25	55	61,219
2.90%, 05/25/27	2,177	2,407,168
3.38%, 03/25/27	2,655	3,033,997
3.45%, 03/25/30	5,318	6,174,198
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	830	912,787
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	3,944	4,043,724
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	229	236,599
3.15%, 08/01/29 (Call 05/01/29)	3,290	3,439,126
3.50%, 05/09/27 (Call 02/09/27)(a)	1,473	1,592,043
3.60%, 02/15/28 (Call 11/15/27)	3,492	3,741,678
3.70%, 12/06/26 (Call 09/06/26)	318	350,102
4.40%, 11/15/25 (Call 09/15/25)(a)	2,966	3,379,671
4.65%, 11/15/28 (Call 08/15/28)	2,712	3,153,008

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.75%, 12/01/25(a)	$1,318	$1,520,894
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	5,200	5,291,898
2.38%, 10/24/29 (Call 07/24/29)	1,304	1,374,363
3.88%, 05/18/28 (Call 02/18/28)	2,927	3,386,347
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	4,365	4,780,593
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)(a)	3,293	3,484,734
3.20%, 05/01/30 (Call 02/01/30)	3,500	3,811,314
3.40%, 11/15/25 (Call 08/15/25)	1,302	1,430,842
3.43%, 06/15/27 (Call 03/15/27)	1,831	1,993,548
4.60%, 05/25/28 (Call 02/25/28)	5,954	7,085,569
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)(a)	7,880	7,906,118
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	2,290	2,315,845
2.38%, 10/06/26 (Call 07/06/26)(a)	5,997	6,503,517
2.63%, 03/19/27 (Call 01/19/27)(a)	6,200	6,782,519
2.63%, 07/29/29 (Call 04/29/29)	3,085	3,382,358
2.75%, 03/19/30 (Call 12/19/29)(a)	5,657	6,244,316
2.85%, 02/24/26 (Call 11/24/25)	333	367,707
3.00%, 10/15/27 (Call 07/15/27)	5,833	6,539,169
3.50%, 07/17/25 (Call 04/17/25)	3,194	3,609,153
7.00%, 03/01/29(a)	465	666,995

		180,273,913

Biotechnology — 0.7%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	6,015	6,253,884
2.45%, 02/21/30 (Call 11/21/29)(a)	7,170	7,465,631
2.60%, 08/19/26 (Call 05/19/26)	4,165	4,435,178
3.20%, 11/02/27 (Call 08/02/27)(a)	1,380	1,522,916
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)(a)	4,087	4,559,270
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	5,560	5,644,543
4.05%, 09/15/25 (Call 06/15/25)	7,873	9,027,710
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	5,287	5,829,465
3.65%, 03/01/26 (Call 12/01/25)	10,709	12,156,582

		56,895,179

Building Materials — 0.4%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)(b)	5,420	5,225,805
2.72%, 02/15/30 (Call 11/15/29)(b)	7,314	6,957,394
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	210	215,965
3.95%, 04/04/28 (Call 01/04/28)(a)(b)	5,036	5,373,588
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	3,213	3,214,305
4.00%, 06/15/25 (Call 03/15/25)	1,170	1,287,499
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)(a)	903	975,163
LafargeHolcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(a)(b)	375	385,061
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)(a)	2,186	2,338,748
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	100	97,142
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)(a)	2,045	2,051,854
4.38%, 04/01/26 (Call 01/01/26)(a)	933	1,019,014

Security	Par (000)	Value

Building Materials (continued)
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	$3,135	$3,232,385
3.95%, 08/15/29 (Call 05/15/29)(a)	1,912	2,015,637
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)(a)	1,758	1,859,674

		36,249,234

Chemicals — 2.0%
Air Liquide Finance SA
2.25%, 09/10/29 (Call 06/10/29)(b)	1,960	2,015,142
2.50%, 09/27/26 (Call 06/27/26)(a)(b)	5,661	5,948,871
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	2,920	2,996,193
1.85%, 05/15/27 (Call 03/15/27)	835	862,034
2.05%, 05/15/30 (Call 02/15/30)	4,195	4,361,051
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(b)	4,625	4,197,188
4.50%, 01/31/30(b)	5,600	4,914,000
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	2,582	2,630,688
CF Industries Inc., 4.50%, 12/01/26(b)	1,865	2,010,746
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(b)	2,557	2,645,911
3.70%, 06/01/28 (Call 03/01/28)(b)	2,000	2,071,346
Dow Chemical Co. (The)
3.63%, 05/15/26 (Call 03/15/26)	3,440	3,730,585
4.55%, 11/30/25 (Call 09/30/25)(a)	315	351,857
4.80%, 11/30/28 (Call 08/30/28)(a)	7,120	8,202,506
7.38%, 11/01/29	2,258	3,142,100
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)(a)	7,348	8,334,478
4.73%, 11/15/28 (Call 08/15/28)	9,018	10,689,325
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	1,624	1,825,815
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(a)	2,662	2,913,493
3.25%, 12/01/27 (Call 09/01/27)	2,981	3,335,774
4.80%, 03/24/30 (Call 12/24/29)	558	696,991
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	1,200	1,229,271
2.30%, 07/15/30 (Call 04/15/30)	1,200	1,243,047
Equate Petrochemical BV, 4.25%, 11/03/26(b)	5,256	5,208,780
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	1,532	1,651,760
3.45%, 10/01/29 (Call 07/01/29)	1,233	1,284,669
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	3,353	3,407,516
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	1,455	1,572,935
LG Chem Ltd., 3.63%, 04/15/29(b)	1,000	1,068,682
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	6,129	6,558,479
LYB International Finance III LLC, 3.38%, 05/01/30 (Call 02/01/30)	2,600	2,691,760
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	2,500	2,653,125
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	2,916	2,967,636
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	2,500	2,612,522
4.00%, 12/15/26 (Call 09/15/26)	1,068	1,185,449
4.20%, 04/01/29 (Call 01/01/29)(a)	3,937	4,493,866
PPG Industries Inc.
2.80%, 08/15/29 (Call 05/15/29)(a)	1,911	2,041,445
3.75%, 03/15/28 (Call 12/15/27)(a)	2,484	2,886,785

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Praxair Inc., 3.20%, 01/30/26 (Call 10/30/25)(a)	$3,315	$3,693,824
Rohm & Haas Co., 7.85%, 07/15/29	1,661	2,314,869
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	1,645	1,695,302
4.55%, 03/01/29 (Call 12/01/28)	2,060	2,231,424
SABIC Capital II BV, 4.50%, 10/10/28(b)	4,000	4,398,560
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	1,177	1,168,400
2.95%, 08/15/29 (Call 05/15/29)(a)	3,224	3,420,496
3.45%, 06/01/27 (Call 03/01/27)(a)	8,124	8,935,206
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(a)(b)	2,405	2,537,275
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(a)(b)	2,100	2,334,486
Syngenta Finance NV, 5.18%, 04/24/28 (Call 01/24/28)(a)(b)	3,476	3,550,263
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	3,215	3,230,394
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(a)(b)	5,185	5,822,495

		167,966,815

Commercial Services — 1.3%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(b)	200	190,800
Ashtead Capital Inc.
4.00%, 05/01/28 (Call 05/01/23)(b)	1,228	1,206,510
4.13%, 08/15/25 (Call 08/15/20)(a)(b)	3,300	3,351,513
4.25%, 11/01/29 (Call 11/01/24)(b)	3,140	3,108,600
4.38%, 08/15/27 (Call 08/15/22)(a)(b)	500	505,000
5.25%, 08/01/26 (Call 08/01/21)(a)(b)	3,775	3,944,875
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	4,579	5,152,081
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	1,661	1,754,812
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)(a)	5,716	6,404,219
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(b)	2,106	1,985,916
4.85%, 09/26/28(b)	3,400	3,493,228
Equifax Inc.
2.60%, 12/15/25 (Call 11/15/25)	548	569,106
3.10%, 05/15/30 (Call 02/15/30)	3,500	3,650,776
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(a)(b)	2,570	2,575,240
3.80%, 11/01/25 (Call 08/01/25)(b)	3,595	3,721,555
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	702	730,413
4.25%, 02/01/29 (Call 11/01/28)(a)(b)	1,000	1,116,545
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	835	867,266
3.20%, 08/15/29 (Call 05/15/29)(a)	5,515	5,835,161
4.45%, 06/01/28 (Call 03/01/28)(a)	1,950	2,207,226
4.80%, 04/01/26 (Call 01/01/26)	2,594	2,983,161
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25)(a)(b)	1,550	1,656,020
4.25%, 05/01/29 (Call 02/01/29)	3,684	4,033,722
4.75%, 08/01/28 (Call 05/01/28)	3,495	4,015,860
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)	2,603	2,873,132
4.25%, 02/01/29 (Call 11/01/28)(a)	1,890	2,223,995
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	760	785,959

Security	Par (000)	Value

Commercial Services (continued)
2.65%, 10/01/26 (Call 08/01/26)	$6,093	$6,597,407
2.85%, 10/01/29 (Call 07/01/29)(a)	5,839	6,300,806
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)(a)	4,103	4,591,011
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	1,252	1,343,645
2.95%, 01/22/27 (Call 10/22/26)	1,787	1,941,197
4.00%, 06/15/25 (Call 03/15/25)	2,372	2,708,537
4.40%, 02/15/26 (Call 11/15/25)	3,650	4,300,954
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	4,405	4,536,969
4.13%, 02/02/26 (Call 11/02/25)(b)	100	110,263
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)(a)	1,809	1,999,465
4.13%, 03/15/29 (Call 12/15/28)(a)	3,019	3,460,526

		108,833,471

Computers — 2.1%
Apple Inc.
1.65%, 05/11/30 (Call 02/11/30)	5,125	5,200,024
2.05%, 09/11/26 (Call 07/11/26)	4,361	4,658,938
2.20%, 09/11/29 (Call 06/11/29)(a)	7,805	8,378,373
2.45%, 08/04/26 (Call 05/04/26)	7,516	8,192,917
2.90%, 09/12/27 (Call 06/12/27)	7,238	8,108,851
3.00%, 06/20/27 (Call 03/20/27)(a)	6,350	7,106,638
3.00%, 11/13/27 (Call 08/13/27)	7,799	8,780,861
3.20%, 05/11/27 (Call 02/11/27)	7,987	9,012,623
3.25%, 02/23/26 (Call 11/23/25)(a)	10,081	11,370,748
3.35%, 02/09/27 (Call 11/09/26)	5,680	6,443,728
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(b)	7,999	8,666,124
5.30%, 10/01/29 (Call 07/01/29)(a)(b)	4,727	5,135,990
6.02%, 06/15/26 (Call 03/15/26)(a)(b)	17,695	20,064,591
6.10%, 07/15/27 (Call 05/15/27)(b)	5,230	5,889,187
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	2,352	2,451,085
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)(a)	10,022	11,244,100
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	2,835	2,877,799
1.95%, 05/15/30 (Call 02/15/30)	5,444	5,466,492
3.30%, 05/15/26	8,740	9,749,609
3.30%, 01/27/27	2,181	2,421,380
3.45%, 02/19/26(a)	5,676	6,346,158
3.50%, 05/15/29	10,402	11,865,998
6.22%, 08/01/27	140	180,277
6.50%, 01/15/28	1,790	2,372,388
7.00%, 10/30/25(a)	1,568	2,055,041
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)(b)	1,625	1,808,154
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)	3,395	3,619,248

		179,467,322

Cosmetics & Personal Care — 0.5%
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)(a)	4,382	4,645,375
2.60%, 04/15/30 (Call 01/15/30)	167	180,642
3.15%, 03/15/27 (Call 12/15/26)	943	1,027,508
Procter & Gamble Co. (The)
2.45%, 11/03/26	3,175	3,464,574
2.70%, 02/02/26(a)	2,350	2,604,104
2.80%, 03/25/27 (Call 01/25/27)	435	482,693
2.85%, 08/11/27(a)	3,492	3,944,323
3.00%, 03/25/30 (Call 12/25/29)	6,305	7,228,567

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp.
2.00%, 07/28/26(a)	$4,474	$4,752,887
2.13%, 09/06/29 (Call 06/06/29)(a)	4,411	4,609,649
2.90%, 05/05/27 (Call 02/05/27)	4,088	4,482,941
3.10%, 07/30/25(a)	1,552	1,729,100
3.50%, 03/22/28 (Call 12/22/27)(a)	5,672	6,499,510

		45,651,873

Distribution & Wholesale — 0.0%
Ferguson Finance PLC, 4.50%, 10/24/28 (Call 07/24/28)(b)	1,630	1,775,106

Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)(a)	4,155	3,477,511
3.88%, 01/23/28 (Call 10/23/27)(a)	1,916	1,581,364
4.45%, 10/01/25 (Call 08/01/25)	3,215	2,769,523
4.45%, 04/03/26 (Call 02/03/26)	1,604	1,382,166
Affiliated Managers Group Inc., 3.50%, 08/01/25	350	375,768
Air Lease Corp.
3.25%, 10/01/29 (Call 07/01/29)	957	801,559
3.63%, 04/01/27 (Call 01/01/27)(a)	2,706	2,374,694
3.63%, 12/01/27 (Call 09/01/27)(a)	3,330	2,941,305
3.75%, 06/01/26 (Call 04/01/26)(a)	2,949	2,686,177
4.63%, 10/01/28 (Call 07/01/28)	2,359	2,110,531
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	2,930	2,317,857
American Express Co.
3.13%, 05/20/26 (Call 04/20/26)	3,491	3,813,260
4.20%, 11/06/25 (Call 10/06/25)(a)	4,628	5,330,732
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	7,539	8,368,559
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)(a)	2,984	3,246,161
Avolon Holdings Funding Ltd.
3.25%, 02/15/27 (Call 12/15/26)(a)(b)	726	558,252
4.38%, 05/01/26 (Call 03/01/26)(b)	5,437	4,428,654
Blackstone Holdings Finance Co. LLC, 2.50%, 01/10/30 (Call 10/10/29)(a)(b)	920	931,739
BOC Aviation Ltd.
3.00%, 09/11/29 (Call 06/11/29)(b)	5,520	5,378,633
3.88%, 04/27/26 (Call 01/27/26)(b)	2,178	2,262,400
Brightsphere Investment Group Inc., 4.80%, 07/27/26(a)	350	326,864
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	2,818	2,957,001
4.25%, 06/02/26 (Call 03/02/26)	1,034	1,110,202
4.35%, 04/15/30 (Call 01/15/30)	95	106,192
4.85%, 03/29/29 (Call 12/29/28)	4,711	5,272,132
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	747	778,980
3.75%, 07/28/26 (Call 06/28/26)(a)	4,581	4,691,294
3.75%, 03/09/27 (Call 02/09/27)(a)	4,956	5,180,561
3.80%, 01/31/28 (Call 12/31/27)	6,274	6,548,268
4.20%, 10/29/25 (Call 09/29/25)	6,190	6,521,159
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	4,225	4,648,234
Charles Schwab Corp. (The)
3.20%, 03/02/27 (Call 12/02/26)(a)	5,003	5,495,317
3.20%, 01/25/28 (Call 10/25/27)	3,810	4,140,062
3.25%, 05/22/29 (Call 02/22/29)	506	559,312
3.45%, 02/13/26 (Call 11/13/25)	1,045	1,152,600
4.00%, 02/01/29 (Call 11/01/28)	1,613	1,881,748

Security	Par (000)	Value

Diversified Financial Services (continued)
4.63%, 03/22/30 (Call 12/22/29)	$143	$175,433
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	2,892	2,939,518
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)(a)	3,486	4,150,164
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	3,933	4,124,512
4.50%, 01/30/26 (Call 11/30/25)	3,501	3,748,674
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,245	2,416,524
GE Capital Funding LLC
4.05%, 05/15/27 (Call 03/15/27)(b)	200	204,970
4.40%, 05/15/30 (Call 02/15/30)(b)	5,202	5,392,251
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	8,878	9,020,611
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	375	402,175
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(b)	1,000	952,500
Invesco Finance PLC, 3.75%, 01/15/26(a)	1,455	1,561,375
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25) .	1,085	1,195,727
Jefferies Group LLC, 6.45%, 06/08/27(a)	810	899,127
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	2,488	2,512,822
4.85%, 01/15/27	4,113	4,403,479
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	2,812	2,857,237
4.38%, 03/11/29 (Call 12/11/28)(a)	1,016	1,086,521
4.50%, 09/19/28 (Call 06/19/28)	2,240	2,391,471
Legg Mason Inc., 4.75%, 03/15/26	2,605	2,829,515
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)(a)	3,631	4,014,805
2.95%, 06/01/29 (Call 03/01/29)	3,847	4,313,720
3.30%, 03/26/27 (Call 01/26/27)	1,597	1,811,420
3.35%, 03/26/30 (Call 12/26/29)(a)	4,785	5,527,948
3.50%, 02/26/28 (Call 11/26/27)	2,700	3,112,430
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	2,869	3,174,405
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(b)	800	863,634
Nomura Holdings Inc., 3.10%, 01/16/30	6,351	6,404,669
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	2,489	2,902,099
ORIX Corp., 3.70%, 07/18/27(a)	2,175	2,369,538
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(a)(b)	1,743	1,864,170
Power Finance Corp. Ltd.
3.95%, 04/23/30(b)	400	374,527
6.15%, 12/06/28(b)	1,657	1,790,366
Raymond James Financial Inc.
3.63%, 09/15/26(a)	3,055	3,295,943
4.65%, 04/01/30 (Call 01/01/30)	275	315,912
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	108	110,853
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	3,906	3,760,162
3.95%, 12/01/27 (Call 09/01/27)(a)	4,550	4,353,862
4.50%, 07/23/25 (Call 04/23/25)	2,856	2,879,450
5.15%, 03/19/29 (Call 12/19/28)(a)	1,754	1,795,551
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)(a)	491	514,078
2.05%, 04/15/30 (Call 01/15/30)	2,920	3,056,120
2.75%, 09/15/27 (Call 06/15/27)	1,857	2,054,798
3.15%, 12/14/25 (Call 09/14/25)(a)	13,862	15,574,539

		238,006,376

Electric — 6.3%
Abu Dhabi National Energy Co. PJSC
4.38%, 06/22/26(a)(b)	5,400	5,971,860
4.88%, 04/23/30(b)	375	434,063

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	$3,944	$3,624,138
Adani Transmission Ltd., 4.00%, 08/03/26(a)(b)	1,000	992,498
AEP Texas Inc.
3.85%, 10/01/25 (Call 07/01/25)(b)	550	593,461
3.95%, 06/01/28 (Call 03/01/28)	2,465	2,784,707
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)(a)	1,135	1,231,924
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	1,485	1,656,081
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	1,911	2,102,465
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	2,320	2,685,782
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	838	903,076
Series J, 4.30%, 12/01/28 (Call 09/01/28)(a)	2,715	3,144,664
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,050	1,121,187
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)(a)	503	531,555
2.60%, 08/15/29 (Call 05/15/29)(a)	2,850	2,965,969
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	1,696	1,936,532
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	1,000	1,094,687
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	4,385	4,869,334
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	1,200	1,271,396
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)	3,679	4,130,459
Black Hills Corp.
3.05%, 10/15/29 (Call 07/15/29)(a)	2,119	2,153,769
3.15%, 01/15/27 (Call 07/15/26)	1,485	1,536,036
3.95%, 01/15/26 (Call 07/15/25)	1,087	1,160,300
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	2,025	2,168,017
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,185	1,225,930
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	2,240	2,581,969
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/11/29)(a)(b)	2,030	2,010,075
3.74%, 05/01/26 (Call 02/01/26)	1,252	1,296,286
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28 (Call 01/01/28)(b)	650	707,648
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	1,155	1,201,768
3.00%, 05/15/26 (Call 02/15/26)	1,497	1,597,310
3.45%, 08/15/27 (Call 05/15/27)(a)	1,730	1,851,534
3.60%, 11/15/25 (Call 08/15/25)	100	108,355
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(b)	2,493	2,633,256
Comision Federal de Electricidad, 4.75%, 02/23/27(b)	4,250	4,441,250
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	5,102	5,313,384
2.55%, 06/15/26 (Call 03/15/26)(a)	2,085	2,239,836
3.70%, 08/15/28 (Call 05/15/28)(a)	1,082	1,241,700
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	1,632	1,771,122
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,781	3,050,816
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)(a)	2,205	2,477,613
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	155	172,199
Series B, 2.90%, 12/01/26 (Call 09/01/26)	700	741,501
Series B, 3.13%, 11/15/27 (Call 08/15/27)	1,878	2,033,576
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	1,200	1,383,897

Security	Par (000)	Value

Electric (continued)
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	$925	$1,086,085
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	3,888	4,327,599
4.25%, 06/01/28 (Call 03/01/28)	687	779,024
Series B, 3.60%, 03/15/27 (Call 01/15/27)	5,045	5,470,405
Series C, 3.38%, 04/01/30 (Call 01/01/30)	5,170	5,673,489
Series D, 2.85%, 08/15/26 (Call 05/15/26)	2,546	2,684,413
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)	1,335	1,380,539
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	1,240	1,294,561
2.95%, 03/01/30 (Call 12/01/29)	1,729	1,773,293
3.80%, 03/15/27 (Call 12/15/26)	1,479	1,591,579
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,053	2,181,742
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	1,424	1,516,334
2.45%, 02/01/30 (Call 11/01/29)	2,850	3,043,583
2.95%, 12/01/26 (Call 09/01/26)	1,895	2,096,466
3.95%, 11/15/28 (Call 08/15/28)	3,390	4,010,041
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	2,400	2,470,226
2.65%, 09/01/26 (Call 06/01/26)	8,126	8,711,560
3.15%, 08/15/27 (Call 05/15/27)(a)	2,167	2,365,189
3.40%, 06/15/29 (Call 03/15/29)	2,998	3,308,271
Duke Energy Florida LLC
2.50%, 12/01/29 (Call 09/01/29)	682	730,333
3.20%, 01/15/27 (Call 10/15/26)	1,700	1,873,130
3.80%, 07/15/28 (Call 04/15/28)	3,607	4,183,528
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	1,520	1,560,872
3.65%, 02/01/29 (Call 11/01/28)	1,455	1,664,382
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	2,441	2,714,185
3.45%, 03/15/29 (Call 12/15/28)	2,127	2,438,342
3.70%, 09/01/28 (Call 06/01/28)	1,833	2,109,406
Duquesne Light Holdings Inc., 3.62%, 08/01/27 (Call 05/01/27)(b)	665	664,033
Edison International
4.13%, 03/15/28 (Call 12/15/27)	451	470,457
5.75%, 06/15/27 (Call 04/15/27)	2,425	2,737,955
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(a)(b)	4,757	5,268,934
4.50%, 09/21/28 (Call 06/21/28)(b)	8,057	9,280,264
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)(a)	2,964	3,223,712
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29 (Call 04/18/29)(b)	3,446	3,387,418
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	1,574	1,656,651
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)(a)	4,034	4,483,791
Enel Finance International NV
3.50%, 04/06/28(a)(b)	2,340	2,485,502
3.63%, 05/25/27(a)(b)	11,035	11,756,735
4.63%, 09/14/25(b)	4,770	5,412,518
4.88%, 06/14/29(a)(b)	4,518	5,306,511
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(b)	2,348	2,366,455
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	1,352	1,516,542
Entergy Corp.
2.80%, 06/15/30 (Call 03/15/30)	885	920,857
2.95%, 09/01/26 (Call 06/01/26)(a)	5,187	5,655,900

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	$1,340	$1,383,677
3.12%, 09/01/27 (Call 06/01/27)	3,874	4,168,483
3.25%, 04/01/28 (Call 01/01/28)	795	861,547
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	710	747,310
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	1,678	1,915,025
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	3,486	3,662,525
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)(a)	1,031	1,093,595
3.10%, 04/01/27 (Call 01/01/27)	1,100	1,166,347
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	835	919,961
Eversource Energy
3.35%, 03/15/26 (Call 12/15/25)	575	611,655
Series M, 3.30%, 01/15/28 (Call 10/15/27)(a)	2,790	3,035,535
Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	510	591,460
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	1,155	1,281,462
3.95%, 06/15/25 (Call 03/15/25)	4,723	5,280,668
4.05%, 04/15/30 (Call 01/15/30)	5,050	5,818,192
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	122	127,253
Series B, 3.90%, 07/15/27 (Call 04/15/27)	7,853	8,772,278
Florida Power & Light Co., 3.13%, 12/01/25 (Call 06/01/25)	2,316	2,572,545
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	5,132	5,503,141
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)(a)	1,350	1,461,157
Series B, 2.65%, 09/15/29 (Call 06/15/29)(a)	3,855	4,014,163
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	605	655,973
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	2,395	2,653,660
Interstate Power & Light Co.
3.60%, 04/01/29 (Call 01/01/29)(a)	1,025	1,119,463
4.10%, 09/26/28 (Call 06/26/28)(a)	2,452	2,779,143
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	5,826	6,319,812
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	521	547,747
3.25%, 06/30/26 (Call 03/30/26)	2,104	2,270,867
3.35%, 11/15/27 (Call 08/15/27)(a)	2,016	2,158,046
Jersey Central Power & Light Co., 4.30%, 01/15/26 (Call 10/15/25)(b)	3,394	3,888,356
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(b)	2,135	2,097,637
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	560	610,278
Metropolitan Edison Co.
4.00%, 04/15/25(b)	550	613,850
4.30%, 01/15/29 (Call 10/15/28)(a)(b)	1,160	1,348,072
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)(a)	1,605	1,754,987
3.65%, 04/15/29 (Call 01/15/29)(a)	5,189	6,154,572
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	3,715	4,206,458
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	738	821,392
Monongahela Power Co., 3.55%, 05/15/27 (Call 02/15/27)(b)	100	108,247
Narragansett Electric Co. (The), 3.40%, 04/09/30 (Call 01/09/30)(b)	3,631	4,045,578
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	2,618	2,725,128
3.05%, 04/25/27 (Call 01/25/27)	286	311,750

Security	Par (000)	Value

Electric (continued)
3.25%, 11/01/25 (Call 08/01/25)	$621	$682,506
3.40%, 02/07/28 (Call 11/07/27)	1,458	1,626,939
3.70%, 03/15/29 (Call 12/15/28)	869	993,260
3.90%, 11/01/28 (Call 08/01/28)	2,211	2,531,921
5.25%, 04/20/46 (Call 04/20/26)(c)	130	136,696
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	1,615	1,860,526
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	1,150	1,210,377
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	4,600	4,709,087
2.75%, 11/01/29 (Call 08/01/29)(a)	2,847	3,061,810
3.25%, 04/01/26 (Call 02/01/26)	2,165	2,380,834
3.50%, 04/01/29 (Call 01/01/29)	6,016	6,863,945
3.55%, 05/01/27 (Call 02/01/27)	3,072	3,450,439
4.80%, 12/01/77 (Call 12/01/27)(c)	485	493,487
5.65%, 05/01/79 (Call 05/01/29)(a)(c)	2,117	2,289,801
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	3,260	3,806,689
NRG Energy Inc., 4.45%, 06/15/29 (Call 03/15/29)(b)	2,305	2,475,766
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)	133	140,647
3.20%, 05/15/27 (Call 02/15/27)	2,857	3,169,544
3.25%, 11/15/25 (Call 08/15/25)	135	146,826
3.25%, 05/15/29 (Call 02/15/29)(a)	2,930	3,345,932
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30)	150	159,235
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (Call 09/15/29)	890	959,828
3.80%, 08/15/28 (Call 02/15/28)	2,203	2,455,443
Oklahoma Gas and Electric Co., 3.25%, 04/01/30 (Call 10/01/29)	557	602,114
PacifiCorp
3.35%, 07/01/25 (Call 04/01/25)(a)	345	376,994
3.50%, 06/15/29 (Call 03/15/29)(a)	804	922,770
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	1,685	1,851,497
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	1,110	1,186,774
3.60%, 06/01/29 (Call 03/01/29)(a)(b)	1,600	1,735,529
Perusahaan Listrik Negara PT
3.88%, 07/17/29(b)	3,547	3,583,818
4.13%, 05/15/27(a)(b)	3,300	3,423,750
5.45%, 05/21/28(b)	8,670	9,634,537
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	4,160	4,432,620
4.13%, 04/15/30 (Call 01/15/30)	3,535	3,982,399
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	1,761	2,014,684
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	1,200	1,210,571
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	1,748	1,847,331
2.45%, 01/15/30 (Call 10/15/29)	700	739,856
3.00%, 05/15/27 (Call 02/15/27)	2,347	2,558,257
3.20%, 05/15/29 (Call 02/15/29)	1,324	1,476,402
3.65%, 09/01/28 (Call 06/01/28)	1,564	1,807,507
3.70%, 05/01/28 (Call 02/01/28)	920	1,047,315
Puget Sound Energy Inc., 7.02%, 12/01/27	116	143,809
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	2,564	2,709,410
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	3,113	3,324,629

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.40%, 02/01/28 (Call 11/01/27)	$5,526	$5,924,353
3.75%, 11/15/25 (Call 08/15/25)	78	85,722
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)(a)	1,032	1,104,445
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	3,019	3,147,819
6.65%, 04/01/29(a)	1,400	1,719,999
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,854	3,284,278
Series B, 3.65%, 03/01/28 (Call 12/01/27)	3,365	3,716,990
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)(a)	6,177	6,805,502
Series A, 3.70%, 04/30/30 (Call 01/30/30)	50	56,625
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)(a)	2,038	2,301,731
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	2,662	2,770,880
Series M, 4.10%, 09/15/28 (Call 06/15/28)	3,215	3,627,952
SP Group Treasury Pte Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	4,200	4,754,691
SP PowerAssets Ltd., 3.25%, 11/24/25(b)	4,018	4,374,067
State Grid Overseas Investment 2016 Ltd.
3.50%, 05/04/27(b)	12,030	13,128,698
4.25%, 05/02/28(b)	1,900	2,197,017
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	6,390	6,843,179
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(a)(b)	395	438,214
Transelec SA, 3.88%, 01/12/29 (Call 10/16/28)(b)	1,000	1,041,500
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	2,255	2,438,392
3.50%, 03/15/29 (Call 12/15/28)	1,529	1,737,192
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29 (Call 04/15/29)(a)	1,294	1,412,303
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	3,380	3,737,076
Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,641	1,844,735
Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	2,876	3,293,443
Series B, 2.95%, 11/15/26 (Call 08/15/26)	1,720	1,873,768
Vistra Operations Co. LLC
3.70%, 01/30/27 (Call 11/30/26)(a)(b)	3,230	3,280,859
4.30%, 07/15/29 (Call 04/15/29)(a)(b)	3,361	3,476,288
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	3,075	3,361,205
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)(a)	1,563	1,698,291
3.05%, 10/15/27 (Call 07/15/27)	1,346	1,460,663
Xcel Energy Inc.
2.60%, 12/01/29 (Call 06/01/29)	1,926	2,011,681
3.30%, 06/01/25 (Call 12/01/24)	1,687	1,833,547
3.35%, 12/01/26 (Call 06/01/26)(a)	1,613	1,791,234
4.00%, 06/15/28 (Call 12/15/27)(a)	2,619	3,016,568

		538,111,810

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
1.80%, 10/15/27 (Call 08/15/27)	75	76,331
3.15%, 06/01/25 (Call 03/01/25)(a)	1,080	1,185,301

		1,261,632

Electronics — 0.9%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	2,539	2,681,093
3.05%, 09/22/26 (Call 06/22/26)(a)	1,871	2,013,875
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,331	2,349,556

Security	Par (000)	Value

Electronics (continued)
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)(a)	$950	$951,335
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	1,678	1,753,100
4.35%, 06/01/29 (Call 03/01/29)	1,730	2,010,670
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)(a)	1,973	2,015,854
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)(a)	1,806	2,009,660
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	334	344,270
4.75%, 06/15/25 (Call 03/15/25)(a)	1,810	1,937,000
4.88%, 06/15/29 (Call 03/15/29)	3,075	3,237,101
4.88%, 05/12/30 (Call 02/12/30)	1,540	1,616,818
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	4,187	4,416,739
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)(a)	8,652	9,458,997
2.70%, 08/15/29 (Call 05/15/29)(a)	2,102	2,304,412
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	1,025	1,077,023
3.50%, 02/15/28 (Call 11/15/27)	2,870	2,994,977
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	170	167,735
3.95%, 01/12/28 (Call 10/12/27)(a)	2,700	2,791,850
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	1,067	1,121,786
4.60%, 04/06/27 (Call 01/06/27)(a)	3,626	4,136,073
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	3,558	3,681,000
Roper Technologies Inc.
2.95%, 09/15/29 (Call 06/15/29)	920	975,816
3.80%, 12/15/26 (Call 09/15/26)(a)	4,793	5,365,667
3.85%, 12/15/25 (Call 09/15/25)	449	495,667
4.20%, 09/15/28 (Call 06/15/28)(a)	3,968	4,622,999
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	1,706	1,764,688
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	2,843	3,101,660
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	2,745	2,910,956
3.70%, 02/15/26 (Call 11/15/25)(a)	140	151,891

		74,460,268

Engineering & Construction — 0.2%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(a)	1,410	1,210,924
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(b)	2,422	2,090,186
4.25%, 10/31/26 (Call 07/31/26)(b)	3,137	2,871,924
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (Call 01/28/26)(a)(b)	5,550	5,697,415
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(b)	930	1,047,299

		12,917,748

Entertainment — 0.0%
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(b)	3,800	3,583,886

Environmental Control — 0.4%
Republic Services Inc.
2.30%, 03/01/30 (Call 12/01/29)	252	259,383
2.90%, 07/01/26 (Call 04/01/26)(a)	2,931	3,177,365
3.38%, 11/15/27 (Call 08/15/27)	2,701	2,981,953
3.95%, 05/15/28 (Call 02/15/28)	2,030	2,335,890
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)(a)	615	627,010
3.50%, 05/01/29 (Call 02/01/29)(a)	1,852	2,021,529
4.25%, 12/01/28 (Call 09/01/28)(a)	2,638	3,012,426

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)	$5,688	$6,308,971
3.20%, 06/15/26 (Call 04/15/26)	4,467	4,890,432
3.45%, 06/15/29 (Call 03/15/29)(a)	5,420	6,008,296

		31,623,255

Food — 1.8%
Bestfoods, Series F, 6.63%, 04/15/28	250	328,221
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	315	318,214
4.15%, 03/15/28 (Call 12/15/27)	4,909	5,627,776
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(b)	4,270	4,256,440
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	5,341	6,142,906
4.85%, 11/01/28 (Call 08/01/28)(a)	5,781	6,866,806
7.00%, 10/01/28	477	638,971
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)(b)	8,265	9,009,077
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	855	886,583
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	300	324,070
3.20%, 02/10/27 (Call 11/10/26)(a)	2,859	3,195,190
4.00%, 04/17/25 (Call 02/17/25)	11	11,915
4.20%, 04/17/28 (Call 01/17/28)(a)	4,404	5,139,860
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)(a)	2,068	2,216,937
2.45%, 11/15/29 (Call 08/15/29)	1,703	1,819,210
3.20%, 08/21/25 (Call 05/21/25)	935	1,018,666
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(a)	1,138	1,223,003
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	975	972,049
3.38%, 12/15/27 (Call 09/15/27)(a)	2,640	2,786,439
Kellogg Co.
3.25%, 04/01/26	3,580	3,915,191
3.40%, 11/15/27 (Call 08/15/27)	2,056	2,247,912
4.30%, 05/15/28 (Call 02/15/28)	2,542	2,918,147
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	5,407	5,833,409
3.50%, 02/01/26 (Call 11/01/25)	275	303,245
3.70%, 08/01/27 (Call 05/01/27)(a)	3,770	4,264,669
4.50%, 01/15/29 (Call 10/15/28)	3,441	4,132,765
8.00%, 09/15/29(a)	642	920,544
Mars Inc., 3.20%, 04/01/30 (Call 01/01/30)(b)	2,570	2,914,939
McCormick & Co. Inc./MD
2.50%, 04/15/30 (Call 01/15/30)	140	145,580
3.40%, 08/15/27 (Call 05/15/27)(a)	4,500	4,925,400
Mondelez International Inc.
2.75%, 04/13/30 (Call 01/13/30)	5,365	5,652,029
3.63%, 02/13/26 (Call 12/13/25)(a)	3,425	3,803,625
4.13%, 05/07/28 (Call 02/07/28)(a)	2,675	3,065,950
Nestle Holdings Inc.
3.50%, 09/24/25 (Call 07/24/25)(b)	4,049	4,531,235
3.63%, 09/24/28 (Call 06/24/28)(a)(b)	5,615	6,475,711
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	3,995	4,075,899
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(a)(b)	2,375	2,466,485
Smithfield Foods Inc.
4.25%, 02/01/27 (Call 11/01/26)(b)	2,795	2,801,103
5.20%, 04/01/29 (Call 01/01/29)(a)(b)	1,240	1,302,994
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,182	2,037,345

Security	Par (000)	Value

Food (continued)
3.25%, 07/15/27 (Call 04/15/27)	$4,288	$4,358,014
3.30%, 07/15/26 (Call 04/15/26)	4,575	4,709,139
3.75%, 10/01/25 (Call 07/01/25)(a)	1,622	1,700,428
5.95%, 04/01/30 (Call 01/01/30)	5,000	5,992,752
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	3,968	4,420,827
4.00%, 03/01/26 (Call 01/01/26)	4,699	5,307,011
4.35%, 03/01/29 (Call 12/01/28)	3,069	3,638,192

		151,642,873

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	2,950	2,920,500
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	1,319	1,328,233
4.25%, 04/30/29 (Call 01/30/29)(b)	2,500	2,515,650
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	3,044	3,142,960
Georgia-Pacific LLC
1.75%, 09/30/25 (Call 08/30/25)(b)	370	377,456
2.10%, 04/30/27 (Call 02/28/27)(b)	3,925	3,997,930
2.30%, 04/30/30 (Call 01/30/30)(b)	5,000	5,114,835
7.25%, 06/01/28	830	1,099,421
7.38%, 12/01/25	1,065	1,389,711
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(a)	1,297	1,379,413
3.80%, 01/15/26 (Call 10/15/25)	2,631	2,910,938
Inversiones CMPC SA
3.85%, 01/13/30 (Call 10/13/29)(b)	2,000	2,011,020
4.38%, 04/04/27(a)(b)	2,000	2,097,520
Suzano Austria GmbH
5.00%, 01/15/30 (Call 10/15/29)	4,650	4,568,625
6.00%, 01/15/29 (Call 10/15/28)	8,047	8,477,515

		43,331,727

Gas — 0.5%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	1,293	1,379,662
3.00%, 06/15/27 (Call 03/15/27)(a)	1,033	1,116,855
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)(b)	2,595	2,758,665
3.15%, 08/01/27 (Call 05/01/27)(b)	1,704	1,822,325
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	130	142,195
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	2,725	3,060,056
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	1,115	1,254,032
Dominion Energy Gas Holdings LLC, Series B, 3.00%, 11/15/29 (Call 08/15/29)	2,712	2,779,650
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(b)	2,500	2,658,750
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(a)(b)	527	558,269
Korea Gas Corp., 2.88%, 07/16/29(b)	3,150	3,367,121
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	2,302	2,128,215
4.75%, 09/01/28 (Call 06/01/28)	1,870	1,813,108
5.20%, 07/15/25 (Call 04/15/25)	81	82,974
NiSource Inc.
2.95%, 09/01/29 (Call 06/01/29)	2,560	2,749,732
3.49%, 05/15/27 (Call 02/15/27)	4,934	5,505,376
3.60%, 05/01/30 (Call 02/01/30)	200	226,204

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	$2,745	$3,086,319
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	721	783,304
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	1,237	1,326,359
Series XX, 2.55%, 02/01/30 (Call 11/01/29)(a)	2,835	3,017,854
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	835	881,571
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)(a)	1,825	2,018,569

		44,517,165

Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	1,824	1,863,249
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	350	376,590
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	425	435,520
3.40%, 03/01/26 (Call 01/01/26)	3,157	3,453,537
4.25%, 11/15/28 (Call 08/15/28)	2,234	2,594,712

		8,723,608

Health Care – Products — 1.0%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)(a)	7,168	8,394,531
3.88%, 09/15/25 (Call 06/15/25)(a)	2,865	3,303,576
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	3,500	3,543,953
2.75%, 09/23/26 (Call 07/23/26)(b)	500	528,558
3.00%, 09/23/29 (Call 06/23/29)(b)	4,005	4,190,489
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	4,018	4,331,368
3.75%, 10/01/25 (Call 09/01/25)(b)	100	112,833
3.95%, 04/01/30 (Call 01/10/30)(a)(b)	2,735	3,224,680
Boston Scientific Corp.
3.75%, 03/01/26 (Call 01/01/26)	4,723	5,341,946
4.00%, 03/01/28 (Call 12/01/27)(a)	129	144,955
4.00%, 03/01/29 (Call 12/01/28)	2,991	3,394,481
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	3,697	4,068,469
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	4,172	4,388,144
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,598	1,882,691
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	3,568	3,995,834
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	3,066	3,431,592
3.50%, 03/15/26 (Call 12/15/25)	4,400	4,949,619
3.65%, 03/07/28 (Call 12/07/27)(a)	1,848	2,091,799
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	2,772	2,984,402
2.95%, 09/19/26 (Call 06/19/26)(a)	6,082	6,672,497
3.20%, 08/15/27 (Call 05/15/27)	3,624	4,006,500
3.65%, 12/15/25 (Call 09/15/25)	2,349	2,622,761
4.50%, 03/25/30 (Call 12/25/29)	4,095	5,002,936
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	75	79,156
3.55%, 03/20/30 (Call 12/20/29)	5,380	5,705,188

		88,392,958

Health Care – Services — 1.6%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	670	755,237

Security	Par (000)	Value

Health Care – Services (continued)
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	$4,250	$4,365,265
2.88%, 09/15/29 (Call 06/15/29)	2,719	2,936,040
3.65%, 12/01/27 (Call 09/01/27)(a)	4,294	4,860,663
4.10%, 03/01/28 (Call 12/01/27)(a)	6,984	8,107,754
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	930	979,099
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	2,532	2,551,231
Fresenius Medical Care U.S. Finance III Inc., 3.75%, 06/15/29 (Call 03/15/29)(a)(b)	2,285	2,450,573
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	8,063	8,761,348
4.50%, 02/15/27 (Call 08/15/26)	5,919	6,558,600
5.25%, 06/15/26 (Call 12/15/25)(a)	7,296	8,299,628
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)(a)	854	918,786
3.95%, 03/15/27 (Call 12/15/26)(a)	4,795	5,378,739
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	3,060	3,354,573
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (Call 09/01/29)	2,286	2,406,496
3.60%, 09/01/27 (Call 06/01/27)(a)	2,440	2,673,919
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	2,260	2,354,995
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	920	966,829
3.45%, 06/01/26 (Call 03/01/26)(a)	3,099	3,411,395
4.20%, 06/30/29 (Call 03/30/29)	2,030	2,316,309
Roche Holdings Inc.
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	2,535	2,697,255
2.63%, 05/15/26 (Call 02/15/26)(a)(b)	7,940	8,724,674
3.63%, 09/17/28 (Call 06/17/28)(b)	2,580	3,015,550
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	421	469,951
Toledo Hospital (The), Series B, 5.33%, 11/15/28	1,027	1,071,562
UnitedHealth Group Inc.
1.25%, 01/15/26 (Call 12/15/25)	435	441,384
2.00%, 05/15/30 (Call 02/15/30)	1,758	1,813,114
2.88%, 08/15/29	1,093	1,219,298
2.95%, 10/15/27	3,025	3,381,291
3.10%, 03/15/26	4,760	5,288,369
3.38%, 04/15/27(a)	3,227	3,654,165
3.45%, 01/15/27(a)	3,317	3,749,162
3.70%, 12/15/25	1,797	2,046,788
3.75%, 07/15/25	6,229	7,126,051
3.85%, 06/15/28(a)	7,420	8,827,794
3.88%, 12/15/28(a)	3,645	4,343,798
Universal Health Services Inc., 5.00%, 06/01/26 (Call 06/01/21)(a)(b)	200	205,000

		132,482,685

Holding Companies – Diversified — 0.2%
Ares Capital Corp., 3.25%, 07/15/25 (Call 06/15/25)	2,041	1,853,898
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	2,000	2,171,048
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(b)	7,650	8,024,269
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(a)(b)	2,300	2,540,397
Owl Rock Capital Corp., 3.75%, 07/22/25 (Call 06/22/25)	1,616	1,507,577

		16,097,189

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders — 0.0%
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	$430	$433,619

Home Furnishings — 0.1%
Controladora Mabe SA de CV, 5.60%, 10/23/28 (Call 07/23/28)(b)	1,979	1,828,101
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	1,842	1,828,525
4.40%, 03/15/29 (Call 12/15/28)	2,559	2,682,496
Panasonic Corp., 3.11%, 07/19/29 (Call 04/19/29)(b)	2,250	2,367,939
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	2,715	3,087,539

		11,794,600

Household Products & Wares — 0.4%
Avery Dennison Corp.
2.65%, 04/30/30 (Call 02/01/30)	459	458,057
4.88%, 12/06/28 (Call 09/06/28)	2,270	2,606,782
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	1,401	1,510,009
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	100	100,909
3.10%, 10/01/27 (Call 07/01/27)(a)	2,843	3,189,386
3.90%, 05/15/28 (Call 02/15/28)	2,415	2,739,331
Kimberly-Clark Corp.
2.75%, 02/15/26	2,029	2,186,698
3.05%, 08/15/25	2,955	3,247,508
3.10%, 03/26/30 (Call 12/26/29)	3,193	3,649,956
3.20%, 04/25/29 (Call 01/25/29)	1,078	1,228,615
3.95%, 11/01/28 (Call 08/01/28)	1,263	1,507,960
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(a)(b)	8,770	9,443,387

		31,868,598

Insurance — 3.7%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(c)	3,010	3,145,450
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	2,066	2,169,982
3.60%, 04/01/30 (Call 01/01/30)	172	198,413
AIA Group Ltd.
3.60%, 04/09/29 (Call 01/09/29)(b)	4,800	5,266,198
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	2,720	3,008,395
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	333	346,856
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	1,620	1,632,421
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)(a)	2,687	2,980,121
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	2,405	2,384,213
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)(a)	1,701	1,720,447
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	5,989	6,525,929
3.90%, 04/01/26 (Call 01/01/26)	7,463	8,204,694
4.20%, 04/01/28 (Call 01/01/28)(a)	4,105	4,568,135
4.25%, 03/15/29 (Call 12/15/28)(a)	2,370	2,631,745
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(c)	470	477,092
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	4,500	4,739,114
3.75%, 05/02/29 (Call 02/02/29)	4,145	4,612,375
4.50%, 12/15/28 (Call 09/15/28)(a)	3,395	3,975,757
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	4,065	4,483,095
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	1,745	1,926,127
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	1,969	2,107,132

Security	Par (000)	Value

Insurance (continued)
Athene Global Funding, 2.95%, 11/12/26(b)	$2,210	$2,202,294
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)(a)	4,139	4,010,929
6.15%, 04/03/30 (Call 01/03/30)	150	162,175
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	4,512	4,742,899
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	1,310	1,380,057
Berkshire Hathaway Finance Corp., 1.85%, 03/12/30 (Call 12/12/29)	311	320,472
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	8,514	9,518,836
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	5,715	5,612,677
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	1,853	1,933,230
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	1,710	1,906,851
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	4,472	4,626,580
3.90%, 05/01/29 (Call 02/01/29)(a)	374	388,415
4.50%, 03/01/26 (Call 12/01/25)(a)	2,854	3,135,350
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)(a)	3,079	3,188,938
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (Call 07/24/26)(a)(b)(c)(d)	9,510	10,056,825
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	1,301	1,338,710
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	8,181	8,782,712
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)(b)	50	50,141
4.85%, 04/17/28 (Call 01/17/28)(a)	3,205	3,224,795
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)(a)	1,867	2,061,299
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	407	415,919
Global Atlantic Fin Co., 4.40%, 10/15/29 (Call 07/15/29)(b)	2,623	2,348,524
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)(a)	2,503	2,716,044
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	160	181,669
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	850	878,994
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	3,232	3,295,818
Jackson National Life Global Funding
3.05%, 04/29/26(b)	891	944,652
3.05%, 06/21/29(b)	1,500	1,584,719
3.88%, 06/11/25(b)	1,795	1,972,952
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b)	3,900	4,398,038
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	1,892	1,891,144
3.63%, 12/12/26 (Call 09/15/26)	2,915	3,145,911
3.80%, 03/01/28 (Call 12/01/27)(a)	1,990	2,118,406
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	950	1,006,489
3.75%, 04/01/26 (Call 01/01/26)	3,099	3,407,979
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(c)	1,957	2,043,959
4.15%, 03/04/26(a)	3,986	4,546,388
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)(a)	1,470	1,517,099
3.50%, 11/01/27 (Call 08/01/27)(a)	1,694	1,790,061
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	665	674,845

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.75%, 03/14/26 (Call 12/14/25)(a)	$1,421	$1,585,556
4.38%, 03/15/29 (Call 12/15/28)(a)	5,412	6,404,170
MassMutual Global Funding II
2.35%, 01/14/27(a)(b)	3,085	3,191,578
3.40%, 03/08/26(b)	3,105	3,416,336
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28)(a)(b)(c)	4,500	5,040,000
5.20%, 10/20/45 (Call 10/20/25)(a)(b)(c)	5,250	5,949,851
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	1,912	2,025,159
MetLife Inc.
3.60%, 11/13/25 (Call 08/13/25)(a)	1,929	2,183,814
4.55%, 03/23/30 (Call 12/23/29)	2,140	2,638,919
Metropolitan Life Global Funding I
2.95%, 04/09/30(b)	5,150	5,561,953
3.00%, 09/19/27(b)	1,718	1,867,042
3.05%, 06/17/29(a)(b)	3,800	4,132,282
3.45%, 12/18/26(a)(b)	4,041	4,539,679
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	250	323,397
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29)(a)(b)(c)(d)	4,000	4,460,000
New York Life Global Funding, 3.00%, 01/10/28(b)	5,050	5,532,637
Nippon Life Insurance Co.
3.40%, 01/23/50 (Call 01/23/30)(b)(c)	5,000	5,103,600
4.70%, 01/20/46 (Call 01/20/26)(a)(b)(c)	7,000	7,682,500
Ohio National Financial Services Inc., 5.55%, 01/24/30 (Call 10/24/29)(b)	1,858	1,739,533
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	2,710	2,853,063
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	2,445	2,621,867
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)(a)	936	1,000,960
3.70%, 05/15/29 (Call 02/15/29)	2,725	3,062,292
Principal Life Global Funding II
2.50%, 09/16/29 (Call 06/16/29)(a)(b)	1,345	1,366,640
3.00%, 04/18/26(a)(b)	545	600,881
Progressive Corp. (The)
2.45%, 01/15/27	4,621	4,786,383
3.20%, 03/26/30 (Call 12/26/29)	135	150,968
4.00%, 03/01/29 (Call 12/01/28)	1,208	1,429,726
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(a)(b)	2,225	2,261,471
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	760	833,546
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	86	86,597
2.10%, 03/10/30 (Call 12/10/29)	2,500	2,496,969
3.88%, 03/27/28 (Call 12/27/27)(a)	1,977	2,217,229
4.50%, 09/15/47 (Call 09/15/27)(c)	942	931,577
5.38%, 05/15/45 (Call 05/15/25)(a)(c)	6,836	7,041,080
5.70%, 09/15/48 (Call 09/15/28)(a)(c)	2,749	2,957,374
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	650	837,236
Prudential PLC, 3.13%, 04/14/30	112	118,860
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	2,168	2,285,280
3.95%, 09/15/26 (Call 06/15/26)(a)	2,971	3,174,533
Reliance Standard Life Global Funding II, 2.75%, 01/21/27(b)	384	375,654
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)(a)	504	513,315

Security	Par (000)	Value

Insurance (continued)
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)(a)	$2,517	$2,679,175
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(b)	515	476,010
Sumitomo Life Insurance Co., 4.00%, 09/14/77 (Call 09/14/27)(a)(b)(c)	3,500	3,745,000
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)(c)	3,000	3,303,240
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	717	801,988
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)(a)	2,983	2,917,930
Voya Financial Inc.
3.65%, 06/15/26	1,374	1,476,527
4.70%, 01/23/48 (Call 01/23/28)(c)	2,236	2,034,760
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)(a)	1,329	1,366,631
4.50%, 09/15/28 (Call 06/15/28)	4,074	4,625,112

		317,435,366

Internet — 1.4%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(a)	10,468	11,615,734
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)(a)	440	475,965
Amazon.com Inc.
3.15%, 08/22/27 (Call 05/22/27)	11,668	13,242,400
5.20%, 12/03/25 (Call 09/03/25)(a)	5,945	7,312,014
Baidu Inc.
3.63%, 07/06/27	2,730	2,907,641
4.13%, 06/30/25(a)	2,045	2,227,946
4.38%, 03/29/28 (Call 12/29/27)	2,686	2,999,376
4.88%, 11/14/28 (Call 08/14/28)	1,189	1,381,535
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	1,981	2,076,178
3.60%, 06/01/26 (Call 03/01/26)	5,433	5,805,936
4.50%, 04/13/27 (Call 02/13/27)	272	302,313
4.63%, 04/13/30 (Call 01/13/30)	5,180	5,926,993
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	2,630	2,879,685
4.50%, 06/20/28 (Call 03/20/28)	1,472	1,661,335
eBay Inc.
2.70%, 03/11/30 (Call 12/11/29)	210	215,677
3.60%, 06/05/27 (Call 03/05/27)	4,521	4,926,169
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	2,725	2,403,273
3.80%, 02/15/28 (Call 11/15/27)	5,721	5,283,104
5.00%, 02/15/26 (Call 11/15/25)	2,247	2,293,290
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(a)	4,250	4,489,346
3.88%, 04/29/26(a)	420	457,162
Prosus NV
3.68%, 01/21/30 (Call 10/21/29)(b)	3,000	3,123,623
4.85%, 07/06/27 (Call 04/06/27)(b)	4,775	5,284,493
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)(a)	1,732	1,853,024
3.30%, 04/01/27 (Call 01/01/27)	5,469	6,013,004
Tencent Holdings Ltd.
3.58%, 04/11/26 (Call 02/11/26)(b)	2,849	3,130,628
3.60%, 01/19/28 (Call 10/19/27)(b)	10,236	11,080,764
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	10,551	11,832,347

		123,200,955

Iron & Steel — 0.2%
Gerdau Trade Inc., 4.88%, 10/24/27(a)(b)	2,000	2,024,800

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	$2,000	$1,870,720
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	2,035	2,262,188
Steel Dynamics Inc.
3.45%, 04/15/30 (Call 01/15/30)	100	98,796
4.13%, 09/15/25 (Call 09/15/20)(a)	400	404,370
5.00%, 12/15/26 (Call 12/15/21)	2,525	2,624,370
Vale Overseas Ltd., 6.25%, 08/10/26	7,087	8,102,992

		17,388,236

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	1,379	1,393,877

Lodging — 0.4%
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	2,650	2,609,196
4.85%, 03/15/26 (Call 12/15/25)	844	857,635
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	4,919	4,723,170
3.90%, 08/08/29 (Call 05/08/29)	3,729	3,531,670
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	316	309,143
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	35	35,122
Series R, 3.13%, 06/15/26 (Call 03/15/26)	4,740	4,512,707
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,623	1,568,102
Sands China Ltd.
5.13%, 08/08/25 (Call 06/08/25)	7,102	7,471,304
5.40%, 08/08/28 (Call 05/08/28)(a)	6,899	7,347,987

		32,966,036

Machinery — 0.8%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)(a)	3,621	4,170,128
Caterpillar Financial Services Corp., 2.40%, 08/09/26(a)	2,765	2,906,431
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)(a)	485	522,932
2.60%, 04/09/30 (Call 01/09/30)	3,550	3,839,480
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	2,355	2,312,669
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	357	404,688
5.38%, 10/16/29	560	719,547
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	170	177,789
3.15%, 11/15/25 (Call 08/15/25)	1,915	2,031,619
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	103	105,814
John Deere Capital Corp.
1.75%, 03/09/27	405	416,994
2.25%, 09/14/26	4,404	4,656,105
2.45%, 01/09/30	426	458,008
2.65%, 06/10/26	2,718	2,965,037
2.80%, 09/08/27	3,519	3,908,920
2.80%, 07/18/29(a)	2,522	2,779,460
3.05%, 01/06/28(a)	3,949	4,347,856
3.40%, 09/11/25(a)	575	642,826
3.45%, 03/07/29	1,566	1,788,842
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	2,591	2,758,917
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	1,460	1,561,652
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)(b)	2,114	2,153,456
2.57%, 02/15/30 (Call 11/15/29)(b)	5,626	5,700,920
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	3,596	3,998,541
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	943	940,113

Security	Par (000)	Value

Machinery (continued)
4.95%, 09/15/28 (Call 06/15/28)	$5,996	$6,290,469
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)(a)	2,502	2,699,364

		65,258,577

Manufacturing — 1.1%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(a)	3,303	3,529,656
2.38%, 08/26/29 (Call 05/26/29)	3,820	4,046,263
2.88%, 10/15/27 (Call 07/15/27)	3,518	3,935,898
3.00%, 08/07/25(a)	2,776	3,054,970
3.05%, 04/15/30 (Call 01/15/30)	372	415,349
3.38%, 03/01/29 (Call 12/01/28)(a)	3,058	3,464,715
3.63%, 09/14/28 (Call 06/14/28)	1,170	1,342,164
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	5,290	5,185,581
3.75%, 12/01/27 (Call 09/01/27)(a)	395	411,632
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	3,612	3,855,786
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)	742	737,730
3.63%, 05/01/30 (Call 02/01/30)	5,000	4,943,485
5.55%, 01/05/26	1,357	1,507,805
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	4,762	5,271,584
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)(a)	1,487	1,618,141
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	2,884	3,101,265
3.80%, 03/21/29 (Call 12/21/28)	3,349	3,668,554
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	4,572	4,869,890
3.25%, 06/14/29 (Call 03/14/29)	3,780	4,074,811
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	740	796,933
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26(a)(b)	10,395	11,023,087
3.40%, 03/16/27(b)	8,800	9,731,912
6.13%, 08/17/26(a)(b)	2,670	3,408,186
Textron Inc.
3.38%, 03/01/28 (Call 12/01/27)	250	241,999
3.65%, 03/15/27 (Call 12/15/26)	3,883	3,929,931
3.90%, 09/17/29 (Call 06/17/29)(a)	930	939,370
4.00%, 03/15/26 (Call 12/15/25)	1,095	1,127,818

		90,234,515

Media — 2.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	4,810	5,210,357
4.20%, 03/15/28 (Call 12/15/27)(a)	5,132	5,706,755
4.91%, 07/23/25 (Call 04/23/25)	15,351	17,544,571
5.05%, 03/30/29 (Call 12/30/28)	4,826	5,649,082
Comcast Corp.
1.95%, 01/15/31 (Call 10/15/30)	1,190	1,188,908
2.35%, 01/15/27 (Call 10/15/26)	5,390	5,699,648
2.65%, 02/01/30 (Call 11/01/29)	565	601,523
3.15%, 03/01/26 (Call 12/01/25)	7,081	7,835,570
3.15%, 02/15/28 (Call 11/15/27)(a)	7,313	8,034,174
3.30%, 02/01/27 (Call 11/01/26)(a)	5,435	6,057,121
3.30%, 04/01/27 (Call 02/01/27)	6,370	7,102,460
3.38%, 08/15/25 (Call 05/15/25)	7,356	8,168,181
3.40%, 04/01/30 (Call 01/01/30)	7,775	8,811,998
3.55%, 05/01/28 (Call 02/01/28)(a)	5,119	5,803,765
3.95%, 10/15/25 (Call 08/15/25)(a)	10,897	12,480,621

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.15%, 10/15/28 (Call 07/15/28)	$15,156	$17,946,972
Cox Communications Inc.
3.35%, 09/15/26 (Call 06/15/26)(a)(b)	5,123	5,553,340
3.50%, 08/15/27 (Call 05/15/27)(b)	3,334	3,603,621
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	377	398,523
3.95%, 06/15/25 (Call 03/15/25)	1,650	1,781,566
3.95%, 03/20/28 (Call 12/20/27)	8,312	8,961,242
4.13%, 05/15/29 (Call 02/15/29)	367	392,649
4.90%, 03/11/26 (Call 12/11/25)(a)	3,973	4,439,075
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	885	952,723
4.71%, 01/25/29 (Call 10/25/28)(b)	50	58,476
4.71%, 01/25/29 (Call 10/25/28)	8,568	10,020,419
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	749	801,363
TCI Communications Inc.
7.13%, 02/15/28	381	524,945
7.88%, 02/15/26	1,310	1,771,360
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	2,358	2,501,245
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	4,203	4,319,400
3.00%, 02/13/26(a)	4,282	4,693,902
3.15%, 09/17/25	2,802	3,098,949
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)(a)	3,509	3,481,363
3.38%, 02/15/28 (Call 11/15/27)(a)	2,375	2,399,408
3.70%, 06/01/28 (Call 03/01/28)(a)	835	868,093
4.00%, 01/15/26 (Call 10/15/25)	4,863	5,195,598
4.20%, 06/01/29 (Call 03/01/29)(a)	2,918	3,109,844
Walt Disney Co. (The)
1.75%, 01/13/26	375	385,211
2.00%, 09/01/29 (Call 06/01/29)(a)	5,666	5,741,042
2.20%, 01/13/28	1,700	1,774,456
2.95%, 06/15/27(a)	5,091	5,559,301
3.38%, 11/15/26 (Call 08/15/26)	2,530	2,822,367
3.70%, 10/15/25 (Call 07/15/25)	2,129	2,393,241
3.70%, 03/23/27	5,250	5,956,573
3.80%, 03/22/30(a)	3,360	3,902,973

		221,303,974

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	4,786	5,278,184
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	1,240	1,326,039
Worthington Industries Inc., 4.55%, 04/15/26(a)	130	140,620

		6,744,843

Mining — 0.9%
Anglo American Capital PLC
4.00%, 09/11/27(b)	573	587,651
4.50%, 03/15/28 (Call 12/15/27)(b)	6,737	7,133,831
4.75%, 04/10/27(b)	1,430	1,532,891
5.63%, 04/01/30 (Call 01/01/30)(b)	938	1,079,079
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75 (Call 10/20/25)(b)(c)	8,204	9,408,922
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(a)(b)	5,989	6,169,209
3.15%, 01/14/30 (Call 10/14/29)(b)	2,393	2,466,896
3.63%, 08/01/27 (Call 05/01/27)(b)	8,080	8,582,414
4.50%, 09/16/25(b)	200	222,238

Security	Par (000)	Value

Mining (continued)
Glencore Funding LLC
3.88%, 10/27/27 (Call 07/27/27)(b)	$705	$731,437
4.00%, 03/27/27 (Call 12/27/26)(b)	6,935	7,343,469
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	2,609	2,840,473
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/30 (Call 02/15/30)(b)	2,000	2,137,828
6.53%, 11/15/28(b)	3,345	3,746,038
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	2,462	2,692,271
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(a)(b)	1,573	1,487,841
Newcrest Finance Pty Ltd., 3.25%, 05/13/30 (Call 02/13/30)(b)	3,507	3,669,089
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	235	232,969
2.80%, 10/01/29 (Call 07/01/29)	1,575	1,639,344
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)(a)	7,996	9,139,792
7.13%, 07/15/28(a)	1,065	1,467,781
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	1,275	1,325,409

		75,636,872

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	2,395	2,543,815

Oil & Gas — 4.6%
Aker BP ASA, 3.75%, 01/15/30 (Call 10/15/29)(b)	2,585	2,367,933
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	5,889	6,337,352
3.12%, 05/04/26 (Call 02/04/26)	5,169	5,638,435
3.41%, 02/11/26 (Call 12/11/25)	3,816	4,190,485
3.54%, 04/06/27 (Call 02/06/27)	300	328,687
3.59%, 04/14/27 (Call 01/14/27)	4,199	4,660,141
3.63%, 04/06/30 (Call 01/06/30)	1,100	1,233,957
3.80%, 09/21/25 (Call 07/21/25)	2,945	3,296,686
3.94%, 09/21/28 (Call 06/21/28)	2,903	3,307,361
4.23%, 11/06/28 (Call 08/06/28)	6,594	7,619,898
BP Capital Markets PLC
3.12%, 05/04/26 (Call 02/04/26)	970	1,012,797
3.28%, 09/19/27 (Call 06/19/27)(a)	3,610	3,918,065
3.51%, 03/17/25	5,900	6,494,558
3.72%, 11/28/28 (Call 08/28/28)	2,324	2,614,402
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	5,032	5,186,672
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	1,450	1,511,773
2.24%, 05/11/30 (Call 02/11/30)	4,072	4,278,373
2.95%, 05/16/26 (Call 02/16/26)	4,785	5,298,777
3.33%, 11/17/25 (Call 08/17/25)	5,826	6,543,945
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	2,604	2,540,633
4.38%, 03/15/29 (Call 12/15/28)	2,976	2,943,966
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)	2,830	2,967,800
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	7,798	8,985,557
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	6,345	6,639,048
4.30%, 08/15/28 (Call 05/15/28)	1,952	2,119,255
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	6,962	8,288,625
ConocoPhillips Holding Co., 6.95%, 04/15/29	6,699	9,209,030
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(b)	868	814,261
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	3,283	3,535,923

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Diamondback Energy Inc.
3.25%, 12/01/26 (Call 10/01/26)	$2,885	$2,800,817
3.50%, 12/01/29 (Call 09/01/29)	6,228	6,055,664
5.38%, 05/31/25 (Call 06/29/20)	340	347,864
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	5,948	6,327,482
6.88%, 04/29/30 (Call 01/29/30)	5,200	5,935,800
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(b)	3,640	3,708,287
5.25%, 11/06/29 (Call 08/06/29)(b)	2,000	2,195,907
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(b)	4,650	4,916,550
Series X-R, 4.75%, 09/12/28(b)	4,764	5,244,019
Eni USA Inc., 7.30%, 11/15/27	293	355,438
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)	4,145	4,712,397
4.38%, 04/15/30 (Call 01/15/30)	229	270,959
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	442	451,516
2.38%, 05/22/30 (Call 02/22/30)	1,427	1,472,273
3.00%, 04/06/27 (Call 02/06/27)	210	227,332
3.13%, 04/06/30 (Call 01/06/30)	215	234,698
3.63%, 09/10/28 (Call 06/10/28)(a)	8,959	10,142,109
6.50%, 12/01/28(a)(b)	435	563,813
6.80%, 01/15/28	125	161,684
7.15%, 01/15/29	633	846,012
7.25%, 09/23/27	254	333,000
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	6,641	7,113,831
2.44%, 08/16/29 (Call 05/16/29)	6,383	6,731,759
3.04%, 03/01/26 (Call 12/01/25)	8,680	9,615,126
3.29%, 03/19/27 (Call 01/19/27)	1,402	1,566,332
3.48%, 03/19/30 (Call 12/19/29)	6,930	7,837,242
Gazprom PJSC Via Gaz Capital SA, 4.95%, 02/06/28(b)	5,000	5,565,370
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	7,728	7,778,325
7.88%, 10/01/29	103	113,998
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	4,473	4,845,368
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	2,917	2,760,445
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	3,088	2,924,544
4.40%, 07/15/27 (Call 04/15/27)	3,281	3,035,304
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)(a)	2,248	2,277,984
5.13%, 12/15/26 (Call 09/15/26)(a)	5,148	5,786,527
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)(a)	1,488	1,318,555
Noble Energy Inc.
3.25%, 10/15/29 (Call 07/15/29)	312	271,305
3.85%, 01/15/28 (Call 10/15/27)	5,178	4,711,347
8.00%, 04/01/27(a)	275	306,461
Pertamina Persero PT
3.10%, 01/21/30 (Call 10/21/29)(b)	2,000	1,964,306
3.65%, 07/30/29(a)(b)	2,700	2,760,461
Petronas Capital Ltd., 3.50%, 04/21/30 (Call 01/21/30)(a)(b)	1,798	1,969,979
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)(a)	3,551	3,967,138
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	3,944	4,336,730

Security	Par (000)	Value

Oil & Gas (continued)
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30 (Call 07/15/29)(b)	$2,000	$1,952,305
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)(b)	2,350	2,344,125
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	2,750	3,162,500
6.33%, 09/30/27(a)(b)	4,000	4,620,800
Saudi Arabian Oil Co., 3.50%, 04/16/29(b)	11,648	12,371,644
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	5,615	5,866,196
2.50%, 09/12/26	5,251	5,667,318
2.75%, 04/06/30 (Call 01/06/30)	3,650	3,947,353
2.88%, 05/10/26	9,071	9,892,364
3.88%, 11/13/28 (Call 08/13/28)	2,902	3,359,557
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(b)	500	524,715
3.50%, 05/03/26(b)	640	696,441
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(b)	4,369	4,744,821
Sinopec Group Overseas Development 2018 Ltd.
2.70%, 05/13/30 (Call 02/13/30)(b)	5,000	5,132,084
2.95%, 08/08/29 (Call 05/08/29)(b)	5,379	5,618,258
2.95%, 11/12/29 (Call 08/12/29)(b)	1,850	1,934,554
4.13%, 09/12/25(b)	3,056	3,409,505
4.25%, 09/12/28(a)(b)	5,090	5,819,648
Suncor Energy Inc., 7.88%, 06/15/26	140	172,230
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(a)(b)	3,635	3,659,820
Tosco Corp., 8.13%, 02/15/30	150	211,598
Total Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	580	621,605
3.46%, 02/19/29 (Call 11/19/28)(a)	4,995	5,566,663
Total Capital SA, 3.88%, 10/11/28(a)	6,777	7,746,531
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	5,832	6,201,651
4.00%, 04/01/29 (Call 01/01/29)	3,753	4,138,920
4.35%, 06/01/28 (Call 03/01/28)	4,060	4,531,137
Woodside Finance Ltd.
3.70%, 09/15/26 (Call 06/15/26)(b)	1,005	1,041,489
3.70%, 03/15/28 (Call 12/15/27)(b)	2,740	2,775,240
4.50%, 03/04/29 (Call 12/04/28)(b)	7,074	7,458,804

		395,936,329

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	2,712	2,729,423
3.34%, 12/15/27 (Call 09/15/27)	5,503	5,715,386
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	3,500	3,251,932
3.80%, 11/15/25 (Call 08/15/25)(a)	7,680	8,123,824
National Oilwell Varco Inc., 3.60%, 12/01/29 (Call 09/01/29)	1,810	1,692,243
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	6,005	6,269,056
4.00%, 12/21/25 (Call 09/21/25)(b)	2,209	2,388,436
4.30%, 05/01/29 (Call 02/01/29)(b)	4,065	4,412,449

		34,582,749

Packaging & Containers — 0.4%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	100	105,569

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
4.50%, 05/15/28 (Call 02/15/28)	$3,625	$3,894,565
Bemis Co. Inc., 3.10%, 09/15/26 (Call 06/15/26)(a)	585	591,108
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	280	305,590
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	2,410	2,533,054
3.40%, 12/15/27 (Call 09/15/27)	2,725	2,928,220
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	3,500	3,551,953
WestRock MWV LLC, 8.20%, 01/15/30	30	40,065
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	1,730	1,798,311
3.90%, 06/01/28 (Call 03/01/28)(a)	3,435	3,696,070
4.00%, 03/15/28 (Call 12/15/27)(a)	2,368	2,559,320
4.65%, 03/15/26 (Call 01/15/26)	4,774	5,416,060
4.90%, 03/15/29 (Call 12/15/28)	3,354	3,861,463

		31,281,348

Pharmaceuticals — 5.5%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)(b)	14,516	15,584,518
3.20%, 05/14/26 (Call 02/14/26)(a)	10,684	11,586,077
3.20%, 11/21/29 (Call 08/21/29)(a)(b)	21,139	22,841,332
4.25%, 11/14/28 (Call 08/14/28)(a)	6,675	7,774,504
AmerisourceBergen Corp.
2.80%, 05/15/30 (Call 02/15/30)	3,382	3,464,734
3.45%, 12/15/27 (Call 09/15/27)	2,024	2,232,588
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	2,179	2,380,421
3.38%, 11/16/25(a)	9,542	10,664,260
4.00%, 01/17/29 (Call 10/17/28)(a)	2,999	3,550,221
Bayer U.S. Finance II LLC
4.25%, 12/15/25 (Call 10/15/25)(a)(b)	9,164	10,257,068
4.38%, 12/15/28 (Call 09/15/28)(a)(b)	14,953	17,151,033
5.50%, 08/15/25(b)	100	117,554
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)	1,585	1,679,079
3.70%, 06/06/27 (Call 03/06/27)	6,433	7,229,280
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (Call 04/15/26)(b)	7,642	8,559,911
3.25%, 02/27/27(a)	2,564	2,926,803
3.40%, 07/26/29 (Call 04/26/29)(b)	15,654	17,951,387
3.45%, 11/15/27 (Call 08/15/27)(a)(b)	5,414	6,181,690
3.88%, 08/15/25 (Call 05/15/25)(b)	8,144	9,244,931
3.90%, 02/20/28 (Call 11/20/27)(b)	6,668	7,743,424
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)(a)	4,628	5,140,773
3.75%, 09/15/25 (Call 06/15/25)	1,543	1,688,338
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	6,973	7,203,882
3.05%, 10/15/27 (Call 07/15/27)(a)(b)	4,477	4,808,229
3.40%, 03/01/27 (Call 12/01/26)(b)	6,900	7,571,563
4.13%, 11/15/25 (Call 09/15/25)	9,498	10,804,687
4.38%, 10/15/28 (Call 07/15/28)	9,013	10,582,668
4.50%, 02/25/26 (Call 11/27/25)(b)	4,029	4,668,456
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)(a)	10,676	11,412,767
3.00%, 08/15/26 (Call 06/15/26)(a)	1,858	2,023,675
3.25%, 08/15/29 (Call 05/15/29)	6,326	6,813,861
3.63%, 04/01/27 (Call 02/01/27)	5,685	6,255,382
3.75%, 04/01/30 (Call 01/01/30)	6,735	7,527,454
3.88%, 07/20/25 (Call 04/20/25)	6,443	7,161,438
4.30%, 03/25/28 (Call 12/25/27)	35,388	40,449,789

Security	Par (000)	Value

Pharmaceuticals (continued)
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)(a)	$3,739	$4,024,205
3.10%, 05/15/27 (Call 02/15/27)(a)	2,458	2,706,024
3.38%, 03/15/29 (Call 12/15/28)	3,200	3,682,781
5.50%, 03/15/27	910	1,139,394
Express Scripts Holding Co., 4.50%, 02/25/26 (Call 11/27/25)(a)	911	1,015,391
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	9,397	11,033,866
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	1,355	1,560,553
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	8,562	9,365,117
2.90%, 01/15/28 (Call 10/15/27)(a)	7,443	8,369,251
6.95%, 09/01/29	245	356,666
McKesson Corp.
3.95%, 02/16/28 (Call 11/16/27)(a)	3,188	3,610,142
4.75%, 05/30/29 (Call 02/28/29)	1,275	1,537,201
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	3,627	4,178,960
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	9,874	11,339,915
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	4,524	5,082,099
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	6,602	7,181,625
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)(a)	6,458	6,832,462
3.00%, 11/20/25 (Call 08/20/25)	6,855	7,627,101
3.10%, 05/17/27 (Call 02/17/27)	4,881	5,451,248
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	3,457	3,741,894
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	5,685	5,713,677
2.63%, 04/01/30 (Call 01/01/30)	816	891,650
2.75%, 06/03/26(a)	6,328	7,105,472
3.00%, 12/15/26(a)	7,275	8,189,227
3.45%, 03/15/29 (Call 12/15/28)(a)	6,833	7,933,437
3.60%, 09/15/28 (Call 06/15/28)	3,201	3,766,980
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	1,381	1,634,544
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	11,669	12,892,539
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	6,005	7,373,609
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	50	50,470
3.00%, 09/12/27 (Call 06/12/27)	5,460	5,974,553
3.90%, 08/20/28 (Call 05/20/28)	2,432	2,771,168
4.50%, 11/13/25 (Call 08/13/25)	581	668,396

		468,035,394

Pipelines — 3.5%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(b)	1,000	1,096,450
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	2,888	2,763,961
4.80%, 05/03/29 (Call 02/03/29)(a)	1,562	1,519,112
5.95%, 06/01/26 (Call 03/01/26)	1,877	1,892,809
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(b)	8,786	8,739,198
5.13%, 06/30/27 (Call 01/01/27)	1,060	1,147,376
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	2,000	2,115,873
Colonial Pipeline Co., 3.75%, 10/01/25 (Call 07/01/25)(b)	20	22,099
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	500	538,918

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	$4,847	$5,437,659
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)	760	618,846
4.40%, 03/15/27 (Call 12/15/26)	4,596	3,943,633
4.95%, 05/15/28 (Call 02/15/28)	3,743	3,175,526
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	4,080	4,780,551
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)	7,336	7,530,726
3.70%, 07/15/27 (Call 04/15/27)	5,020	5,366,231
4.25%, 12/01/26 (Call 09/01/26)	2,803	3,094,137
5.50%, 07/15/77 (Call 07/15/27)(c)	4,199	3,870,680
6.25%, 03/01/78 (Call 03/01/28)(c)	45	43,200
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(c)	330	319,047
Energy Transfer Operating LP
3.75%, 05/15/30 (Call 02/15/30)	4,112	4,051,293
4.20%, 04/15/27 (Call 01/15/27)	780	791,847
4.75%, 01/15/26 (Call 10/15/25)	6,166	6,557,535
4.95%, 06/15/28 (Call 03/15/28)	3,371	3,552,758
5.25%, 04/15/29 (Call 01/15/29)	6,037	6,448,603
5.50%, 06/01/27 (Call 03/01/27)	4,775	5,167,193
8.25%, 11/15/29 (Call 08/15/29)	110	140,428
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	2,785	2,902,862
3.13%, 07/31/29 (Call 04/30/29)	6,692	7,084,031
3.70%, 02/15/26 (Call 11/15/25)	150	165,166
3.95%, 02/15/27 (Call 11/15/26)	2,511	2,798,415
4.15%, 10/16/28 (Call 07/16/28)	6,381	7,257,232
5.38%, 02/15/78 (Call 02/15/28)(c)	1,495	1,340,133
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)	4,320	3,892,363
GNL Quintero SA, 4.63%, 07/31/29(b)	4,000	4,260,000
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)	135	152,011
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	7,458	8,289,593
4.30%, 03/01/28 (Call 12/01/27)	6,410	7,155,687
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	2,059	2,326,356
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	3,690	3,816,133
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)(a)	4,426	4,560,340
4.13%, 03/01/27 (Call 12/01/26)	6,320	6,530,148
4.25%, 12/01/27 (Call 09/01/27)	3,705	3,882,587
4.80%, 02/15/29 (Call 11/15/28)	630	687,192
4.88%, 06/01/25 (Call 03/01/25)	5,320	5,661,453
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	1,200	1,305,693
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	1,935	2,094,772
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	2,500	2,252,828
3.40%, 09/01/29 (Call 06/01/29)	1,964	1,816,394
4.00%, 07/13/27 (Call 04/13/27)	5,090	5,006,087
4.35%, 03/15/29 (Call 12/15/28)	3,060	3,099,225
4.55%, 07/15/28 (Call 04/15/28)	1,783	1,785,254
5.85%, 01/15/26 (Call 12/15/25)	175	193,206
Phillips 66 Partners LP
3.15%, 12/15/29 (Call 09/15/29)	1,060	1,038,180
3.55%, 10/01/26 (Call 07/01/26)	1,028	1,077,871
3.75%, 03/01/28 (Call 12/01/27)	4,623	4,735,333

Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	$2,007	$1,896,620
4.50%, 12/15/26 (Call 09/15/26)	2,372	2,406,173
4.65%, 10/15/25 (Call 07/15/25)	7,056	7,202,077
Sabal Trail Transmission LLC, 4.25%, 05/01/28 (Call 02/01/28)(b)	726	784,083
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	3,811	4,014,936
4.50%, 05/15/30 (Call 11/15/29)(b)	5,150	5,648,045
5.00%, 03/15/27 (Call 09/15/26)	6,721	7,461,170
5.88%, 06/30/26 (Call 12/31/25)	6,634	7,621,415
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	2,696	2,845,190
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (Call 04/15/26)	2,107	2,123,963
4.00%, 10/01/27 (Call 07/01/27)	3,139	3,142,601
5.95%, 12/01/25 (Call 09/01/25)	1,890	2,126,343
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	2,240	2,293,740
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	3,847	3,913,539
7.00%, 03/15/27	1,585	1,915,856
7.00%, 10/15/28	430	530,193
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	572	583,666
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	5,527	6,323,897
4.25%, 05/15/28 (Call 02/15/28)	8,908	10,111,122
4.88%, 01/15/26 (Call 10/15/25)	1,899	2,201,978
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27)(c)	4,620	4,412,100
5.50%, 09/15/79 (Call 09/15/29)(c)	3,900	3,803,280
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(c)	5,787	5,834,772
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)(b)	3,500	3,726,675
4.00%, 03/15/28 (Call 12/15/27)	1,086	1,191,620
7.85%, 02/01/26 (Call 11/01/25)	4,555	5,779,131
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	2,110	2,260,359
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)(b)	3,420	3,685,084
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	2,231	2,439,708
4.50%, 03/15/28 (Call 12/15/27)	1,205	1,315,281
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)(a)	5,520	5,873,489
4.00%, 09/15/25 (Call 06/15/25)	2,140	2,309,151

		299,669,491

Private Equity — 0.1%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)(b)	2,470	2,724,949
4.87%, 02/15/29 (Call 11/15/28)(b)	2,729	3,257,996
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	1,972	1,964,592
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	1,975	2,181,135

		10,128,672

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	2,456	2,654,091

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Ontario Teachers’ Cadillac Fairview Properties Trust, 4.13%, 02/01/29 (Call 11/01/28)(a)(b)	$5,065	$5,447,932

		8,102,023

Real Estate Investment Trusts — 5.2%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)(a)	1,285	1,323,362
3.80%, 04/15/26 (Call 02/15/26)	4,904	5,373,849
3.95%, 01/15/27 (Call 10/15/26)	502	553,096
3.95%, 01/15/28 (Call 10/15/27)	2,647	2,904,375
4.30%, 01/15/26 (Call 10/15/25)	335	372,856
4.50%, 07/30/29 (Call 04/30/29)(a)	163	188,242
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	3,015	2,624,940
3.30%, 07/15/26 (Call 05/15/26)	1,585	1,499,636
3.63%, 11/15/27 (Call 08/15/27)	98	92,503
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	2,542	2,501,307
4.90%, 02/15/29 (Call 11/15/28)	1,346	1,362,331
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)	2,427	2,589,410
2.90%, 01/15/30 (Call 10/15/29)	2,465	2,593,850
3.13%, 01/15/27 (Call 10/15/26)	2,648	2,830,558
3.38%, 10/15/26 (Call 07/15/26)(a)	3,391	3,721,756
3.55%, 07/15/27 (Call 04/15/27)	4,649	5,109,271
3.60%, 01/15/28 (Call 10/15/27)	3,545	3,920,296
3.80%, 08/15/29 (Call 05/15/29)	4,666	5,230,446
3.95%, 03/15/29 (Call 12/15/28)	3,519	3,992,264
4.00%, 06/01/25 (Call 03/01/25)	3,887	4,348,812
4.40%, 02/15/26 (Call 11/15/25)	3,286	3,766,400
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	755	769,415
2.45%, 01/15/31 (Call 10/15/30)	1,670	1,717,459
2.90%, 10/15/26 (Call 07/15/26)(a)	1,651	1,741,475
2.95%, 05/11/26 (Call 02/11/26)	2,370	2,477,787
3.20%, 01/15/28 (Call 10/15/27)	2,281	2,445,895
3.30%, 06/01/29 (Call 03/01/29)(a)	1,371	1,496,743
3.35%, 05/15/27 (Call 02/15/27)	1,867	2,012,255
3.45%, 06/01/25 (Call 03/03/25)	1,091	1,188,955
3.50%, 11/15/25 (Call 08/15/25)	335	359,541
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	2,464	2,543,773
2.90%, 03/15/30 (Call 12/15/29)	2,785	2,828,369
3.40%, 06/21/29 (Call 03/21/29)	3,530	3,712,658
3.65%, 02/01/26 (Call 11/03/25)(a)	4,850	5,205,659
4.50%, 12/01/28 (Call 09/01/28)	1,874	2,156,771
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	1,625	1,615,520
4.55%, 10/01/29 (Call 07/01/29)	93	93,749
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	2,364	2,320,536
4.13%, 06/15/26 (Call 03/15/26)(a)	4,401	4,489,725
4.13%, 05/15/29 (Call 02/15/29)	818	790,426
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	50	52,376
3.15%, 07/01/29 (Call 04/01/29)(a)	2,905	3,119,383
4.10%, 10/15/28 (Call 07/15/28)	2,102	2,364,736
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(b)	2,300	2,029,750
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	2,205	2,206,121

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	$1,750	$1,837,969
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	460	485,142
3.65%, 09/01/27 (Call 06/01/27)(a)	4,534	5,018,967
3.70%, 06/15/26 (Call 03/15/26)	3,876	4,293,660
3.80%, 02/15/28 (Call 11/15/27)(a)	3,823	4,263,234
4.00%, 03/01/27 (Call 12/01/26)(a)	2,036	2,277,646
4.30%, 02/15/29 (Call 11/15/28)	1,857	2,136,348
4.45%, 02/15/26 (Call 11/15/25)	4,705	5,330,536
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)(a)	2,116	2,084,822
3.13%, 09/01/26 (Call 06/01/26)	500	503,677
4.00%, 11/15/25 (Call 08/15/25)(a)	705	746,850
4.38%, 02/15/29 (Call 11/15/28)	1,935	2,108,595
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29 (Call 08/15/29)	2,025	2,000,659
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	494	551,027
3.70%, 08/15/27 (Call 05/15/27)(a)	5,918	6,589,647
4.45%, 07/15/28 (Call 04/15/28)	4,364	5,119,291
4.75%, 10/01/25 (Call 07/01/25)	478	532,576
Duke Realty LP
2.88%, 11/15/29 (Call 08/15/29)	816	858,375
3.25%, 06/30/26 (Call 03/30/26)(a)	250	265,835
3.38%, 12/15/27 (Call 09/15/27)	2,961	3,205,014
4.00%, 09/15/28 (Call 06/15/28)	2,690	3,024,337
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	2,253	1,835,920
4.50%, 06/01/27 (Call 03/01/27)(a)	2,164	1,866,352
4.75%, 12/15/26 (Call 09/15/26)	1,620	1,413,096
4.95%, 04/15/28 (Call 01/15/28)(a)	1,882	1,623,506
Equinix Inc.
2.90%, 11/18/26 (Call 09/18/26)	1,949	2,057,891
3.20%, 11/18/29 (Call 08/18/29)	6,120	6,550,726
5.38%, 05/15/27 (Call 05/15/22)	3,255	3,504,398
5.88%, 01/15/26 (Call 01/15/21)	1,441	1,509,447
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	3,640	3,897,161
3.00%, 07/01/29 (Call 04/01/29)	1,536	1,655,749
3.25%, 08/01/27 (Call 05/01/27)	565	599,529
3.38%, 06/01/25 (Call 03/01/25)	368	394,416
3.50%, 03/01/28 (Call 12/01/27)(a)	4,346	4,748,687
4.15%, 12/01/28 (Call 09/01/28)(a)	2,964	3,414,079
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	2,235	2,313,843
3.38%, 04/15/26 (Call 01/15/26)(a)	1,890	2,004,729
3.63%, 05/01/27 (Call 02/01/27)	145	154,982
4.00%, 03/01/29 (Call 12/01/28)	3,601	3,940,757
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	2,855	2,837,831
3.25%, 07/15/27 (Call 04/15/27)	1,460	1,500,990
3.50%, 06/01/30 (Call 03/01/30)	700	716,944
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	1,763	1,538,217
5.25%, 06/01/25 (Call 03/01/25)	2,505	2,516,323
5.30%, 01/15/29 (Call 10/15/28)	3,251	3,120,960
5.38%, 04/15/26 (Call 01/15/26)	4,849	4,849,000
5.75%, 06/01/28 (Call 03/03/28)	2,124	2,110,725

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	$125	$133,941
Healthcare Realty Trust Inc.
2.40%, 03/15/30 (Call 12/15/29)	45	40,762
3.63%, 01/15/28 (Call 10/15/27)(a)	895	896,593
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 11/15/29)	1,050	998,505
3.50%, 08/01/26 (Call 05/01/26)	2,600	2,675,904
3.75%, 07/01/27 (Call 04/01/27)	1,308	1,317,116
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)(a)	1,945	1,889,753
3.25%, 07/15/26 (Call 05/15/26)(a)	2,447	2,485,465
3.50%, 07/15/29 (Call 04/15/29)	3,992	4,054,591
4.00%, 06/01/25 (Call 03/01/25)	3,439	3,604,186
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	1,165	1,095,944
4.13%, 03/15/28 (Call 12/15/27)	1,515	1,569,390
4.20%, 04/15/29 (Call 01/15/29)	2,002	2,092,728
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	2,947	2,925,955
Series F, 4.50%, 02/01/26 (Call 11/01/25)	290	280,680
Series H, 3.38%, 12/15/29 (Call 09/15/29)	1,715	1,530,467
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	170	153,660
3.95%, 11/01/27 (Call 08/01/27)	2,373	2,352,696
4.65%, 04/01/29 (Call 01/01/29)(a)	2,296	2,354,814
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	1,987	1,873,939
4.38%, 10/01/25 (Call 07/01/25)(a)	415	427,864
4.75%, 12/15/28 (Call 09/15/28)(a)	2,000	2,136,276
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)(a)	4,248	4,102,491
3.80%, 04/01/27 (Call 01/01/27)	920	933,533
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	1,073	941,424
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	330	342,806
4.00%, 06/15/29 (Call 03/15/29)	2,785	2,881,143
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(a)	3,641	3,795,192
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	165	168,946
3.60%, 06/01/27 (Call 03/01/27)	2,836	3,029,905
3.95%, 03/15/29 (Call 12/15/28)	2,975	3,290,376
4.00%, 11/15/25 (Call 08/15/25)	1,799	1,869,257
4.20%, 06/15/28 (Call 03/15/28)	25	27,744
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	845	744,135
3.50%, 10/15/27 (Call 07/15/27)	1,236	1,200,636
3.60%, 12/15/26 (Call 09/15/26)	190	194,191
4.00%, 11/15/25 (Call 08/15/25)	345	361,757
4.30%, 10/15/28 (Call 07/15/28)	2,935	2,984,507
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	2,305	2,095,044
4.50%, 04/01/27 (Call 01/01/27)	1,839	1,772,410
4.75%, 01/15/28 (Call 10/15/27)	2,220	2,184,111
5.25%, 01/15/26 (Call 10/15/25)	3,444	3,482,349
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	200	191,147
4.30%, 03/15/27 (Call 12/15/26)(a)	2,595	2,565,167
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	345	356,778

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.25%, 04/15/30 (Call 01/15/30)(a)	$4,095	$4,205,307
3.25%, 10/01/26 (Call 07/01/26)(a)	565	626,553
3.75%, 11/01/25 (Call 08/01/25)	893	1,018,300
4.38%, 02/01/29 (Call 11/01/28)	2,893	3,407,659
Public Storage
3.09%, 09/15/27 (Call 06/15/27)(a)	1,210	1,291,412
3.39%, 05/01/29 (Call 02/01/29)(a)	3,158	3,514,404
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	3,281	3,368,153
3.25%, 06/15/29 (Call 03/15/29)(a)	2,474	2,558,573
3.25%, 01/15/31 (Call 10/15/30)	640	657,775
3.65%, 01/15/28 (Call 10/15/27)	2,468	2,634,822
4.13%, 10/15/26 (Call 07/15/26)(a)	1,335	1,471,235
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	2,318	2,227,088
3.60%, 02/01/27 (Call 11/01/26)	3,240	3,293,628
4.13%, 03/15/28 (Call 12/15/27)	1,270	1,330,891
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	1,911	1,613,295
5.13%, 08/15/26 (Call 05/15/26)	1,698	1,652,249
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	220	223,339
3.63%, 01/28/26 (Call 12/28/25)(b)	240	243,557
4.38%, 05/28/30 (Call 02/28/30)(b)	5,243	5,430,692
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)(a)	1,706	1,561,566
3.25%, 11/30/26 (Call 08/30/26)	3,703	3,701,728
3.30%, 01/15/26 (Call 10/15/25)	6,153	6,178,539
3.38%, 06/15/27 (Call 03/15/27)(a)	4,395	4,363,626
3.38%, 12/01/27 (Call 09/01/27)	1,671	1,642,783
3.50%, 09/01/25 (Call 06/01/25)	1,259	1,276,682
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)(a)	1,552	1,554,966
4.70%, 06/01/27 (Call 03/01/27)	1,767	1,738,025
Spirit Realty LP
3.20%, 01/15/27 (Call 11/15/26)	2,025	1,797,223
3.40%, 01/15/30 (Call 10/15/29)	35	30,083
4.00%, 07/15/29 (Call 04/15/29)(a)	2,385	2,163,381
4.45%, 09/15/26 (Call 06/15/26)	1,422	1,361,010
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)(a)	1,908	1,794,619
4.63%, 03/15/29 (Call 12/15/28)	1,514	1,408,835
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	165	142,798
3.88%, 07/15/27 (Call 04/15/27)	2,130	1,814,119
Trust F/1401, 4.87%, 01/15/30 (Call 10/30/29)(b)	2,000	1,732,520
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	734	739,702
3.20%, 01/15/30 (Call 10/15/29)(a)	2,204	2,306,546
3.50%, 07/01/27 (Call 04/01/27)	2,185	2,292,668
3.50%, 01/15/28 (Call 10/15/27)	813	850,809
4.40%, 01/26/29 (Call 10/26/28)(a)	3,130	3,519,933
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)(a)	2,850	2,635,563
3.25%, 10/15/26 (Call 07/15/26)	3,707	3,580,262
3.85%, 04/01/27 (Call 01/01/27)	1,082	1,069,526
4.00%, 03/01/28 (Call 12/01/27)	3,244	3,205,462
4.13%, 01/15/26 (Call 10/15/25)	683	686,839
4.40%, 01/15/29 (Call 10/15/28)	2,627	2,679,382

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VEREIT Operating Partnership LP
3.10%, 12/15/29 (Call 09/15/29)(a)	$771	$661,420
3.95%, 08/15/27 (Call 05/15/27)	3,600	3,370,832
4.63%, 11/01/25 (Call 09/01/25)	5,004	4,925,874
4.88%, 06/01/26 (Call 03/01/26)	1,572	1,566,625
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	3,005	2,787,015
3.50%, 06/15/29 (Call 03/15/29)(b)	2,320	2,151,324
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	2,650	2,569,867
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)(a)	593	569,276
3.10%, 01/15/30 (Call 10/15/29)	3,450	3,271,162
4.00%, 06/01/25 (Call 03/01/25)	4,318	4,511,129
4.13%, 03/15/29 (Call 12/15/28)	2,346	2,418,079
4.25%, 04/01/26 (Call 01/01/26)	3,013	3,187,113
4.25%, 04/15/28 (Call 01/15/28)	3,777	3,940,018
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)(a)	3,253	3,467,937
4.00%, 04/15/30 (Call 01/15/30)	4,000	4,362,451
6.95%, 10/01/27	770	928,873
WP Carey Inc.
3.85%, 07/15/29 (Call 04/15/29)	844	820,077
4.25%, 10/01/26 (Call 07/01/26)	1,250	1,289,870

		444,352,449

Retail — 3.1%
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)(b)	2,075	2,126,382
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(a)(b)	3,050	3,063,925
3.55%, 07/26/27 (Call 04/26/27)(a)(b)	3,712	3,899,245
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)(a)	1,810	1,749,494
4.50%, 10/01/25 (Call 07/01/25)	675	701,381
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	688	739,754
3.75%, 06/01/27 (Call 03/01/27)(a)	2,827	3,064,317
3.75%, 04/18/29 (Call 01/18/29)	2,053	2,260,369
4.00%, 04/15/30 (Call 01/15/30)	150	169,246
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	2,327	2,578,596
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,320	1,346,018
1.60%, 04/20/30 (Call 01/20/30)	5,435	5,469,494
3.00%, 05/18/27 (Call 02/18/27)(a)	5,001	5,727,979
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27) .	2,337	2,352,961
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	3,753	4,193,500
3.88%, 04/15/27 (Call 01/15/27)(a)	2,635	2,980,508
4.13%, 05/01/28 (Call 02/01/28)	1,463	1,663,898
4.15%, 11/01/25 (Call 08/01/25)(a)	1,745	2,004,295
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)(a)	5,026	5,666,117
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(b)	2,000	1,835,020
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(b)	200	191,964
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	7,163	7,739,125
2.50%, 04/15/27 (Call 02/15/27)	297	323,528
2.70%, 04/15/30 (Call 01/15/30)	7,325	8,007,113
2.80%, 09/14/27 (Call 06/14/27)(a)	1,225	1,381,811
2.95%, 06/15/29 (Call 03/15/29)	5,068	5,610,398
3.00%, 04/01/26 (Call 01/01/26)(a)	4,040	4,511,381
3.35%, 09/15/25 (Call 06/15/25)	5,539	6,210,605

Security	Par (000)	Value

Retail (continued)
3.90%, 12/06/28 (Call 09/06/28)	$4,275	$5,099,543
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	1,837	1,665,196
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	5,931	6,314,040
3.10%, 05/03/27 (Call 02/03/27)(a)	7,501	8,173,884
3.38%, 09/15/25 (Call 06/15/25)(a)	2,554	2,822,447
3.65%, 04/05/29 (Call 01/05/29)(a)	7,113	7,994,012
4.50%, 04/15/30 (Call 01/15/30)	5,764	6,937,597
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	118	119,972
2.13%, 03/01/30 (Call 12/01/29)	5,225	5,289,165
2.63%, 09/01/29 (Call 06/01/29)	1,196	1,247,835
3.30%, 07/01/25 (Call 06/01/25)	5,000	5,522,020
3.50%, 03/01/27 (Call 12/01/26)	4,489	5,015,549
3.50%, 07/01/27 (Call 05/01/27)	1,515	1,694,204
3.60%, 07/01/30 (Call 04/01/30)(a)	365	413,281
3.70%, 01/30/26 (Call 10/30/25)	6,712	7,514,860
3.80%, 04/01/28 (Call 01/01/28)	4,294	4,935,790
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	1,587	1,241,331
6.95%, 03/15/28	523	486,376
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)(a)	1,368	1,514,525
3.60%, 09/01/27 (Call 06/01/27)	2,650	2,900,246
3.90%, 06/01/29 (Call 03/01/29)	2,658	2,956,294
4.20%, 04/01/30 (Call 01/01/30)	46	51,938
4.35%, 06/01/28 (Call 03/01/28)	1,828	2,060,268
Ross Stores Inc.
4.70%, 04/15/27 (Call 02/15/27)	165	186,420
4.80%, 04/15/30 (Call 01/15/30)	390	451,783
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	330	336,529
2.25%, 03/12/30 (Call 12/12/29)	2,811	2,815,260
2.45%, 06/15/26 (Call 03/15/26)	542	573,716
3.50%, 03/01/28 (Call 12/01/27)	4,043	4,410,800
3.55%, 08/15/29 (Call 05/15/29)	3,841	4,248,043
3.80%, 08/15/25 (Call 06/15/25)	3,521	3,928,268
4.00%, 11/15/28 (Call 08/15/28)	2,848	3,231,412
Target Corp.
2.50%, 04/15/26(a)	5,570	6,079,913
3.38%, 04/15/29 (Call 01/15/29)(a)	6,683	7,610,089
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)(a)	4,351	4,597,749
3.75%, 04/15/27 (Call 02/15/27)	5,075	5,760,048
3.88%, 04/15/30 (Call 01/15/30)	3,000	3,525,305
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)	3,000	3,014,063
3.45%, 06/01/26 (Call 03/01/26)	6,557	6,941,625
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	1,186	1,286,257
3.05%, 07/08/26 (Call 05/08/26)	4,921	5,506,571
3.25%, 07/08/29 (Call 04/08/29)	3,597	4,167,159
3.55%, 06/26/25 (Call 04/26/25)(a)	6,585	7,434,576
3.70%, 06/26/28 (Call 03/26/28)(a)	16,233	19,207,994
5.88%, 04/05/27(a)	495	642,706

		265,495,083

Savings & Loans — 0.3%
Nationwide Building Society
3.90%, 07/21/25(a)(b)	4,522	5,024,065
3.96%, 07/18/30 (Call 07/18/29)(a)(b)(c)	3,865	4,265,535

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Savings & Loans (continued)
4.00%, 09/14/26(a)(b)	$1,975	$2,084,621
4.13%, 10/18/32 (Call 10/18/27)(b)(c)	5,949	6,132,219
4.30%, 03/08/29 (Call 03/08/28)(a)(b)(c)	3,525	3,922,330

		21,428,770

Semiconductors — 2.3%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)(a)	4,093	4,527,886
3.90%, 12/15/25 (Call 09/15/25)	2,118	2,365,448
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	455	454,086
3.30%, 04/01/27 (Call 01/01/27)	6,361	7,147,009
3.90%, 10/01/25 (Call 07/01/25)	2,015	2,311,845
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)(a)	5,187	5,322,275
3.88%, 01/15/27 (Call 10/15/26)	16,484	17,359,829
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)(b)	396	411,101
3.46%, 09/15/26 (Call 07/15/26)(b)	5,427	5,587,037
4.11%, 09/15/28 (Call 06/15/28)(b)	5,279	5,527,522
4.15%, 11/15/30 (Call 08/15/30)(b)	7,540	7,895,326
4.25%, 04/15/26 (Call 02/15/26)(b)	10,076	10,785,860
4.75%, 04/15/29 (Call 01/15/29)(b)	11,165	12,289,370
5.00%, 04/15/30 (Call 01/15/30)(b)	5,100	5,656,168
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	6,705	7,189,280
2.60%, 05/19/26 (Call 02/19/26)(a)	3,959	4,326,129
3.15%, 05/11/27 (Call 02/11/27)	4,546	5,088,666
3.70%, 07/29/25 (Call 04/29/25)	6,164	7,011,836
3.75%, 03/25/27 (Call 01/25/27)	2,516	2,929,863
3.90%, 03/25/30 (Call 12/25/29)	5,505	6,589,213
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	3,461	4,001,341
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	700	704,233
3.75%, 03/15/26 (Call 01/15/26)	3,044	3,445,451
4.00%, 03/15/29 (Call 12/15/28)	4,870	5,678,163
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	1,465	1,635,000
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	697	743,412
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	2,883	3,186,116
4.66%, 02/15/30 (Call 11/15/29)	245	276,195
4.98%, 02/06/26 (Call 12/06/25)	3,805	4,272,320
5.33%, 02/06/29 (Call 11/06/28)	4,236	4,888,040
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	6,185	6,778,646
3.20%, 09/16/26 (Call 06/16/26)(a)	4,246	4,774,572
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)(a)(b)	1,114	1,274,675
5.55%, 12/01/28 (Call 09/01/28)(b)	1,589	1,881,877
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27 (Call 03/01/27)(b)	3,000	3,071,815
3.40%, 05/01/30 (Call 02/01/30)(b)	2,840	2,927,847
3.88%, 06/18/26 (Call 04/18/26)(b)	4,117	4,437,799
4.30%, 06/18/29 (Call 03/18/29)(b)	3,911	4,262,731
QUALCOMM Inc.
2.15%, 05/20/30 (Call 02/20/30)	2,389	2,453,736
3.25%, 05/20/27 (Call 02/20/27)	8,412	9,365,277
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	198	203,237

Security	Par (000)	Value

Semiconductors (continued)
2.25%, 09/04/29 (Call 06/04/29)	$3,832	$4,070,930
2.90%, 11/03/27 (Call 08/03/27)(a)	1,700	1,920,743
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	1,200	1,220,651

		198,250,556

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)(a)	3,545	3,724,519
5.00%, 11/15/25 (Call 11/15/20)(b)	50	51,505

		3,776,024

Software — 2.0%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	5,097	5,682,746
3.40%, 06/15/27 (Call 03/15/27)	1,390	1,514,400
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	3,235	3,459,272
2.30%, 02/01/30 (Call 11/01/29)	5,671	6,056,874
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	195	207,756
3.50%, 06/15/27 (Call 03/15/27)	2,948	3,315,010
4.38%, 06/15/25 (Call 03/15/25)	1,015	1,125,827
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	2,501	2,629,693
3.40%, 06/27/26 (Call 03/27/26)	2,915	3,180,224
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	1,824	1,936,358
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	2,714	3,034,722
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	1,917	2,250,710
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)(a)	5,435	5,966,749
3.75%, 05/21/29 (Call 02/21/29)	3,043	3,518,727
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	3,865	4,549,015
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	3,575	3,649,048
2.65%, 06/01/30 (Call 03/01/30)	1,855	1,916,297
3.20%, 07/01/26 (Call 05/01/26)	6,656	7,251,253
3.50%, 07/01/29 (Call 04/01/29)	11,594	12,801,779
3.85%, 06/01/25 (Call 03/01/25)(a)	2,937	3,273,211
4.20%, 10/01/28 (Call 07/01/28)(a)	3,805	4,411,811
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)(a)	10,523	11,560,761
3.13%, 11/03/25 (Call 08/03/25)	145	163,115
3.30%, 02/06/27 (Call 11/06/26)(a)	11,831	13,587,905
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)(a)	9,833	10,652,707
2.80%, 04/01/27 (Call 02/01/27)	16,111	17,449,105
2.95%, 04/01/30 (Call 01/01/30)(a)	7,525	8,254,854
3.25%, 11/15/27 (Call 08/15/27)	7,858	8,788,287
3.25%, 05/15/30 (Call 02/15/30)(a)	790	893,415
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)(a)	5,719	6,600,001
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)(a)	4,881	5,144,325
4.65%, 05/15/27 (Call 03/15/27)	195	210,716
4.70%, 05/15/30 (Call 02/15/30)	3,560	3,888,912

		168,925,585

Telecommunications — 3.7%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	250	260,255
3.63%, 04/22/29 (Call 01/22/29)(a)	3,824	4,175,808
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	25	25,365

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.95%, 07/15/26 (Call 04/15/26)	$9,916	$10,448,860
3.60%, 07/15/25 (Call 04/15/25)	6,953	7,557,449
3.80%, 02/15/27 (Call 11/15/26)(a)	2,760	3,020,400
3.88%, 01/15/26 (Call 10/15/25)	3,807	4,191,182
4.10%, 02/15/28 (Call 11/15/27)	7,853	8,715,300
4.13%, 02/17/26 (Call 11/17/25)	10,848	12,087,830
4.25%, 03/01/27 (Call 12/01/26)(a)	5,219	5,857,749
4.30%, 02/15/30 (Call 11/15/29)(a)	13,555	15,421,964
4.35%, 03/01/29 (Call 12/01/28)(a)	13,395	15,204,016
7.13%, 03/15/26	275	339,003
Bharti Airtel Ltd., 4.38%, 06/10/25(b)	4,160	4,250,077
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	3,121	3,279,098
5.13%, 12/04/28 (Call 09/04/28)(a)	2,983	3,520,128
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	4,308	4,774,051
2.95%, 02/28/26(a)	4,233	4,745,251
3.50%, 06/15/25	2,833	3,235,822
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	3,940	4,313,960
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	6,095	7,088,183
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(a)(b)	3,665	3,835,211
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)(a)	837	917,536
4.35%, 06/15/25 (Call 03/15/25)	2,031	2,196,466
KT Corp., 2.50%, 07/18/26(b)	200	208,568
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)(b)	2,850	2,889,130
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	3,075	3,147,109
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	3,722	4,112,492
4.60%, 05/23/29 (Call 02/23/29)	4,062	4,530,563
Ooredoo International Finance Ltd., 3.75%, 06/22/26(b)	5,000	5,331,880
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	2,625	2,840,484
3.63%, 12/15/25 (Call 09/15/25)	3,111	3,485,492
Saudi Telecom Co., 3.89%, 05/13/29(b)	5,400	5,857,110
Telefonica Emisiones SA, 4.10%, 03/08/27(a)	5,780	6,412,011
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	2,906	2,997,151
3.70%, 09/15/27 (Call 06/15/27)(a)	2,656	2,912,939
T-Mobile USA Inc.
3.75%, 04/15/27 (Call 02/15/27)(a)(b)	16,925	18,129,891
3.88%, 04/15/30 (Call 01/15/30)(b)	23,301	25,217,041
Verizon Communications Inc.
2.63%, 08/15/26	8,114	8,731,473
3.00%, 03/22/27 (Call 01/22/27)	921	1,002,808
3.15%, 03/22/30 (Call 12/22/29)(a)	5,385	5,972,572
3.88%, 02/08/29 (Call 11/08/28)(a)	7,472	8,677,371
4.02%, 12/03/29 (Call 09/03/29)(a)	16,269	19,079,307
4.13%, 03/16/27	13,469	15,700,372
4.33%, 09/21/28	13,419	16,006,593
Vodafone Group PLC, 4.38%, 05/30/28(a)	14,268	16,685,320
Xiaomi Best Time International Ltd., 3.38%, 04/29/30 (Call 01/29/30)(b)	2,495	2,453,666

		311,842,307

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	3,245	3,264,078

Security	Par (000)	Value

Toys, Games & Hobbies (continued)
3.55%, 11/19/26 (Call 09/19/26)(a)	$315	$324,053
3.90%, 11/19/29 (Call 08/19/29)	3,455	3,463,120

		7,051,251

Transportation — 1.4%
AP Moller — Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(a)(b)	3,365	3,462,053
4.50%, 06/20/29 (Call 03/20/29)(a)(b)	1,200	1,239,758
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26)(c)	439	444,864
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (Call 03/15/27)(a)	1,538	1,726,812
3.65%, 09/01/25 (Call 06/01/25)	3,000	3,388,672
7.00%, 12/15/25	800	1,027,761
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)(a)	1,300	1,404,781
6.90%, 07/15/28	461	636,185
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	71	70,855
3.70%, 02/01/26 (Call 11/01/25)	595	653,348
4.00%, 06/01/28 (Call 03/01/28)	3,130	3,549,300
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	2,315	2,542,040
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	226	233,888
2.60%, 11/01/26 (Call 08/01/26)(a)	4,530	4,837,504
3.25%, 06/01/27 (Call 03/01/27)(a)	3,373	3,724,419
3.35%, 11/01/25 (Call 08/01/25)(a)	2,041	2,275,267
3.80%, 03/01/28 (Call 12/01/27)(a)	1,950	2,218,577
4.25%, 03/15/29 (Call 12/15/28)	3,104	3,674,751
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30 (Call 02/07/30)(b)	2,000	2,131,000
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	790	820,392
3.25%, 04/01/26 (Call 01/01/26)(a)	2,064	2,233,037
3.30%, 03/15/27 (Call 12/15/26)(a)	3,436	3,635,996
3.40%, 02/15/28 (Call 11/15/27)(a)	4,210	4,492,851
4.20%, 10/17/28 (Call 07/17/28)	2,147	2,372,900
4.25%, 05/15/30 (Call 02/15/30)	75	82,883
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)(a)	4,017	4,519,421
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	1,075	1,119,904
3.13%, 06/01/26 (Call 03/01/26)	225	237,303
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,792	1,727,530
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	1,597	1,676,058
2.90%, 06/15/26 (Call 03/15/26)	2,730	2,990,010
3.15%, 06/01/27 (Call 03/01/27)(a)	2,933	3,188,751
3.65%, 08/01/25 (Call 06/01/25)	1,265	1,407,080
3.80%, 08/01/28 (Call 05/01/28)	3,137	3,564,551
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	2,419	2,428,788
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	1,262	1,324,204
2.40%, 02/05/30 (Call 11/05/29)	1,195	1,246,618
2.75%, 03/01/26 (Call 12/01/25)(a)	4,398	4,744,457
3.00%, 04/15/27 (Call 01/15/27)	991	1,084,181
3.25%, 08/15/25 (Call 05/15/25)(a)	3,170	3,483,218
3.70%, 03/01/29 (Call 12/01/28)(a)	5,539	6,328,055
3.75%, 07/15/25 (Call 05/15/25)(a)	2,402	2,699,299
3.95%, 09/10/28 (Call 06/10/28)	5,693	6,608,284

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)(a)	$1,593	$1,737,833
2.50%, 09/01/29 (Call 06/01/29)(a)	976	1,052,489
3.05%, 11/15/27 (Call 08/15/27)	4,561	5,113,510
3.40%, 03/15/29 (Call 12/15/28)	3,481	3,979,501
4.45%, 04/01/30 (Call 01/01/30)(a)	2,615	3,230,246

		118,371,185

Trucking & Leasing — 0.3%
Aviation Capital Group LLC
3.50%, 11/01/27 (Call 07/01/27)(b)	1,968	1,363,136
4.13%, 08/01/25 (Call 06/01/25)(b)	50	37,011
4.88%, 10/01/25 (Call 07/01/25)(a)(b)	4,265	3,222,946
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	747	768,108
3.50%, 03/15/28 (Call 12/15/27)	2,538	2,512,985
3.85%, 03/30/27 (Call 12/30/26)	977	997,087
4.55%, 11/07/28 (Call 08/07/28)	1,820	1,942,874
4.70%, 04/01/29 (Call 01/01/29)	1,732	1,888,760
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29 (Call 08/01/29)(b)	60	60,154
3.40%, 11/15/26 (Call 08/15/26)(a)(b)	1,245	1,285,934
4.20%, 04/01/27 (Call 01/01/27)(b)	4,165	4,406,151
4.45%, 01/29/26 (Call 11/29/25)(b)	3,053	3,313,982

		21,799,128

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	35	37,519
2.95%, 09/01/27 (Call 06/01/27)	3,910	4,212,457
3.45%, 06/01/29 (Call 03/01/29)(a)	1,092	1,226,997
3.75%, 09/01/28 (Call 06/01/28)	4,088	4,665,449
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	294	302,868
3.57%, 05/01/29 (Call 02/01/29)	1,918	2,084,123
United Utilities PLC, 6.88%, 08/15/28(a)	199	245,250

		12,774,663

Total Corporate Bonds & Notes — 98.2% (Cost: $7,993,140,629)		8,376,418,371

Foreign Government Obligations(f)

South Korea — 0.2%
Korea Gas Corp.
2.25%, 07/18/26(b)	2,000	2,098,373

Security	Par/ Shares (000)	Value

South Korea (continued)
3.13%, 07/20/27(a)(b)	$2,659	$2,872,817
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 07/25/27(b)	3,470	3,701,970
Korea National Oil Corp.
2.50%, 10/24/26(b)	7,000	7,357,006
2.63%, 04/14/26(a)(b)	1,425	1,518,066

		17,548,232

Total Foreign Government Obligations — 0.2% (Cost: $15,716,770)		17,548,232

Short-Term Investments

Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(g)(h)(i)	610,560	611,475,466
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(g)(h)	176,342	176,342,000

		787,817,466

Total Short-Term Investments — 9.2% (Cost: $787,009,651)		787,817,466

Total Investments in Securities — 107.6% (Cost: $8,795,867,050)		9,181,784,069

Other Assets, Less Liabilities — (7.6)%		(650,195,836)

Net Assets — 100.0%		$8,531,588,233

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate-Term Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	968,351	(357,791)	610,560	$611,475,466	$1,263,504	(b)	$(161,217)	$328,837
BlackRock Cash Funds: Treasury, SL Agency Shares	192,434	(16,092)	176,342	176,342,000	83,337		—	—

				$787,817,466	$1,346,841		$(161,217)	$328,837

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$8,376,418,371	$—	$8,376,418,371
Foreign Government Obligations	—	17,548,232	—	17,548,232
Money Market Funds	787,817,466	—	—	787,817,466

	$787,817,466	$8,393,966,603	$—	$9,181,784,069